As filed with the Securities and Exchange Commission on March xx, 2004




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                 Investment Company Act file number (811-08685)


                            ROCHDALE INVESTMENT TRUST
               (Exact name of registrant as specified in charter)



                              570 LEXINGTON AVENUE
                          NEW YORK, NEW YORK 10022-6837
               (Address of principal executive offices) (Zip code)



                               LAURA CORSELL, ESQ.
                     1400 NORTH PROVIDENCE ROAD, SUITE 6020
                                 MEDIA, PA 19063
                     (Name and address of agent for service)



                                  800-245-9888
               Registrant's telephone number, including area code



Date of fiscal year end: DECEMBER 31, 2003
                         -----------------


Date of reporting period: DECEMBER 31, 2003

ITEM 1. REPORT TO STOCKHOLDERS.




R O C H D A L E

                      I N V E S T M E N T    T R U S T













ROCHDALE LARGE GROWTH PORTFOLIO

ROCHDALE LARGE VALUE PORTFOLIO

ROCHDALE MID/SMALL GROWTH PORTFOLIO

ROCHDALE MID/SMALL VALUE PORTFOLIO

ROCHDALE ATLAS PORTFOLIO

ROCHDALE DIVIDEND & INCOME PORTFOLIO

ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO




ANNUAL REPORT

DECEMBER 31, 2003

                           ROCHDALE INVESTMENT TRUST

                          ROCHDALE FUNDS ANNUAL REPORT
                               TABLE OF CONTENTS


Letter to Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

Performance Graphs and Total Return Tables . . . . . . . . . . . . . . . . . 6

SCHEDULE OF INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .  13

Rochdale Large Growth Portfolio . . . . . . . . . . . . . . . . . . . . . .  13

Rochdale Large Value Portfolio . . . . . . . . . . . . . . . . . . . . . . . 17

Rochdale Mid/Small Growth Portfolio . . . . . . . . . . . . . . . . . . . .  22

Rochdale Mid/Small Value Portfolio . . . . . . . . . . . . . . . . . . . . . 28

Rochdale Atlas Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . 36

Rochdale Dividend & Income Portfolio . . . . . . . . . . . . . . . . . . . . 41

Rochdale Intermediate Fixed Income Portfolio . . . . . . . . . . . . . . . . 44

Statements of Assets and Liabilities . . . . . . . . . . . . . . . . . . . . 48

Statements of Operations . . . . . . . . . . . . . . . . . . . . . . . . . . 50

Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . . . .  52

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56

Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . .  60

Trustee and Officer Information . . . . . . . . . . . . . . . . . . . . . .  69

Report of Independent Accountants . . . . . . . . . . . . . . . . . . . . .  70





This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Rochdale Investment Trust.


Past performance is not a guarantee of future results. Due to market volatility, fund performance may fluctuate substantially over the short-term and current performance may differ from that shown. Share price and returns will fluctuate, and investors may have a gain or loss when they redeem shares. Statements and other information in this report are dated and are subject to change.

                            ROCHDALE INVESTMENT TRUST


                          ROCHDALE FUNDS ANNUAL REPORT


February 9, 2004


Dear Shareholders:

We are pleased to report the performance of the Rochdale Funds for the year ended December 31, 2003. Overall, the funds performed admirably relative to their size and style asset class targets as we continued to adhere to our investment strategy of style-consistent asset class exposure and managed risk.

The stock market turned itself around in mid-2003 after three straight years of subpar returns. Based on the strong positive trend in economic data, we are optimistic about the prospects for continued growth through 2004 and into 2005. An improving economy, strong productivity growth, and tight cost controls create the condition for earnings growth remaining positive. This means that as companies are able to generate more profits, they will spend excess cash on initiatives, such as business expansion, debt retirement, dividend increases, and share buybacks. Such an environment bodes well for equity investors. While some market segments ran up dramatically in the initial post-war period, we view the current broad market as fairly valued given forward price/earnings, earnings growth expectations, positive economic conditions, and low interest rates.

Going forward, we continue to seek out opportunity, particularly in those sectors and industries that are likely to benefit more from the cyclical improvement in the economy. As always, we maintain our strategy of investment in companies that have predictable and reliable sources of revenues and earnings, quality management, reasonable valuations, and sustainable competitive positions in their industries. We continue to invest with adherence to valuations and price targets. In some cases, we will be taking profits on some stocks and replacing them with others, as the economic upswing has valuations for some companies beyond their fair range given their sector and prospects for growth. In line with our managed risk strategy, we continue to minimize exposure to excessively volatile segments of the market.

Long-term investors should continue to focus on asset allocation to achieve their goals and match their individual tolerance for volatility with the appropriate combination of equities and fixed income, large and small companies, and domestic and international holdings. Additionally, an allocation to dividend-paying stocks may help smooth volatility as the yields contribute in a stabilizing way to long-term total return and provide more attractive yield potential in the current fixed income environment. Regardless of market conditions, an investor's best defense is always a well planned allocation strategy and well diversified portfolio. Your financial advisor can help assess the diversification and volatility of your portfolio and make adjustments as needed.

BROAD MARKET INDEX PERFORMANCE
YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------
                                           Total
Index                                      Return
--------------------------------------------------
S&P 500                                    28.68%
S&P MidCap 400                             35.62%
S&P SmallCap 600                           38.79%
Nasdaq Composite                           50.01%
Dow Jones World (ex US)                    41.85%
Lehman Aggregate Intermediate Bond          4.10%
---------------------------------------------------
SOURCE: BARRA; LIPPER

                              ROCHDALE INVESTMENT TRUST


ROCHDALE LARGE GROWTH PORTFOLIO

The Large Growth Portfolio invests primarily in large U.S. companies within growth industries such as pharmaceuticals, technology, medical products, financial services, and retail. Growth industries typically exhibit high price-to-book values relative to their value stock peers and higher expected earnings growth. During the twelve months ended December 31, 2003, Rochdale's Large Growth Portfolio rose 23.21%, following the trend of the Lipper Large Growth Category Average, which rose 27.01%. The fund was helped by its more cyclically-geared stance in second half of 2003, as an overweight in Technology and Basic Materials and underweight in Consumer Staples bolstered return. Earlier in the year, in view of geopolitical instability and economic uncertainty, the fund adopted a more conservative position, which mitigated risk as well as relative return.

LARGE GROWTH PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2003
-----------------------------------------------------
                                      Percent of
Company                               Net Assets
-----------------------------------------------------
General Electric Co.                    6.2%
Microsoft Corp.                         5.3%
Pfizer, Inc.                            5.0%
Intel Corp.                             4.4%
Wal-Mart Stores, Inc.                   4.1%
Cisco Systems, Inc.                     3.5%
Johnson & Johnson Co.                   3.2%
Nasdaq 100 Tracking Stock               2.6%
Procter & Gamble Co.                    2.4%
IBM Corp.                               2.3%
-----------------------------------------------------



ROCHDALE LARGE VALUE PORTFOLIO

The Large Value Portfolio invests primarily in select large U.S. companies across more economically sensitive industries including financial services, energy, and telecommunications. Value industries typically experience cyclical revenues and earnings and possess lower price-to-book ratios than their growth counterparts. During the twelve months ended December 31, 2003, our Large Value Portfolio rose 27.10%, in line with the Lipper Large Value Category Average, which rose 28.29%. The fund was helped in the year by its underweight position in Telecommunications, Utilities, and Energy, as these sectors underperformed the index. We took a more conservative stance earlier in the year and underweighted Technology, Basic Materials, and Industrials, which ran up in the post-war period. We made a strategic shift in the third and fourth quarters to reposition the fund to be more cyclically geared, which has improved performance.



LARGE VALUE PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2003
-----------------------------------------------------
                                        Percent of
Company                                 Net Assets
-----------------------------------------------------
Citigroup, Inc.                         5.0%
American International Group, Inc.      3.7%
Exxon Mobil Corp.                       2.5%
Bank of America Corp.                   3.7%
Hewlett Packard Co.                     1.9%
Viacom, Inc.                            1.9%
Wells Fargo & Company                   1.7%
Morgan Stanley Dean Witter & Co.        1.6%
Home Depot, Inc.                        1.5%
Time Warner, Inc.                       1.5%
-----------------------------------------------------

                            ROCHDALE INVESTMENT TRUST


ROCHDALE MID/SMALL GROWTH PORTFOLIO

The Mid/Small Growth Portfolio invests primarily in small and medium-size U.S. companies across growth industries such as biotechnology, pharmaceuticals, and information services. During the twelve months ended December 31, 2003, the Mid/Small Growth Portfolio rose 34.01%, outpacing the Lipper Mid-Cap Growth Category Average, which rose 32.80%. Our more conservative stance earlier in the year to focus on the higher quality names mitigated volatility during the post-war rally. As more economic data came in to suggest a robust recovery, we increased the cyclical exposure of the fund in the third and fourth quarters, which helped lift fund performance.

MID/SMALL GROWTH PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2003
-----------------------------------------------------
                                       Percent of
Company                                Net Assets
-----------------------------------------------------
Affiliated Computer Services, Inc.     1.7%
Inamed Corp.                           1.3%
Synopsys, Inc.                         1.2%
Microchip Technology, Inc.             1.1%
Diebold, Inc.                          1.1%
NY Community Bancorp, Inc.             1.0%
XTO Energy, Inc.                       1.0%
CDW Corp.                              1.0%
Westwood One, Inc.                     1.0%
Corinthian Colleges, Inc.              1.0%
-----------------------------------------------------




ROCHDALE MID/SMALL VALUE PORTFOLIO

The Mid/Small Value Portfolio invests primarily in small and medium-size U.S. companies across value industries including banks and insurance, energy, utilities, and basic materials. During the twelve months ended December 31, 2003, Rochdale's Mid/Small Value Portfolio rose 37.02%, in line with the Lipper Mid-Cap Value Category Average, which returned 40.03%. The fund's underweight position in Energy and Utilities companies has helped the fund during the year as these sectors underperformed. Earlier in the year, in light of the geopolitical economic risk, the fund was underweight some of the cyclically-driven sectors like Technology and Basic Materials. We reversed those positions in the second half of 2003 when geopolitical risk lessened and signs of economic recovery became evident. This strategy helped the fund in the fourth quarter.



MID/SMALL VALUE PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2003
-----------------------------------------------------
                                      Percent of
Company                               Net Assets
-----------------------------------------------------
L-3 Communications Holdings            1.1%
Fremont General Corp.                  1.0%
WR Berkley Corp.                       1.0%
Everest RE Group, Ltd.                 0.9%
D.R. Horton, Inc.                      0.9%
Precision Castparts Corp.              0.9%
Pacificare Health Systems, Inc.        0.9%
Vishay Intertechnology, Inc.           0.8%
Republic Services, Inc.                0.8%
Compass Bancshares, Inc.               0.8%
-----------------------------------------------------

                              ROCHDALE INVESTMENT TRUST


ROCHDALE ATLAS PORTFOLIO

The Atlas Portfolio provides exposure to foreign economies across both developed and emerging markets, through investment in countries we have identified as most likely to outperform relative to the world market. During the twelve-month period ended December 31, 2003, the fund participated in the global market turnaround and rebounded 37.76%, outpacing the Lipper International Category Average, which returned 34.76%. The fund began 2003 with higher cash holdings as a defensive measure given ongoing geopolitical uncertainty. As global economic conditions demonstrated sustained stability and strength, we identified more buying opportunities such that the fund was fully invested by October. Fund returns for the year were buoyed by exposure to Thailand and China, as emerging Asian economies became a magnet for foreign capital. In addition, in the second half of 2003, we began to increase fund exposure to Japan and restructured fund holdings in Europe to make them more cyclically geared and positioned to benefit from the recovery stage of the global economic cycle.

ROCHDALE ATLAS PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2003
-----------------------------------------------------
                                      Percent of
Company                               Net Assets
-----------------------------------------------------
Erste Bank der Oesterreichische         4.4%
China Petroleum & Chemical Corp.        3.6%
Siam Cement Co.                         3.6%
Kasikornbank                            3.5%
Huaneng Power International, Inc.       3.3%
Advanced Info Service Public Co.        3.1%
Norsk Hydro ASA                         3.0%
Groupe Bruxelles Lambert SA             2.8%
Wal-Mart de Mexico SA                   2.1%
Cemex SA                                2.0%
-----------------------------------------------------



ROCHDALE DIVIDEND & INCOME PORTFOLIO

The Dividend & Income Portfolio seeks to provide significant income, and to a lesser extent, long-term capital appreciation, through investment primarily in common and preferred stocks and real estate investment trusts that have exhibited stable dividend history, potential for dividend growth, strong financial condition with manageable debt, and attractive valuation. In addition to providing reliable income, which should smooth volatility, the portfolio is designed to take advantage of favorable dividend tax rates. During the twelve months ended December 31, 2003, the fund rose 31.15%, exceeding the Lipper Equity Income Category Average, which rose 26.02%. The Fund's performance in 2003 was led by strong returns across REITs and regional banks. Looking ahead into 2004, the fund continues to emphasize stocks with the potential to grow their dividends in an improving economy and maintain their dividends in a more flat economic environment. By stressing stocks with a strong potential to grow dividends, the Fund is strategically positioned to benefit in the event of rising interest rates that may result from an economic recovery.


ROCHDALE DIVIDEND & INCOME PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2003
-----------------------------------------------------
                                     Percent of
Company                              Net Assets
-----------------------------------------------------
Bank of America Corp.                  2.4%
Conagra Foods Inc.                     2.1%
New Plan Excel Realty                  2.0%
Nuveen Qty Pfd Income Fund             2.0%
Chevron Texaco Corp.                   1.9%
Washington Real Estate Inv. Trust      1.9%
Dow Chemical                           1.9%
Exxon Mobil Corp.                      1.9%
Comerica                               1.9%
Nationwide Health Properties           1.8%
-----------------------------------------------------

                              ROCHDALE INVESTMENT TRUST


ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

The Intermediate Fixed Income Portfolio seeks to earn a total return comparable to that of a universe of investment-grade U.S. government, agency, and corporate bonds maturing in ten years or less. During the twelve months ended December 31, 2003, the Intermediate Fixed Income Portfolio gained 4.42%, in line with the Lipper Intermediate Investment Grade Category Average, which returned 4.54%. Demand for bonds slowed in an environment of equity market recovery and anticipated interest rate increases. Our portfolio fared well as it continued to emphasize corporate bonds, which tend to perform better than government bonds in an economic recovery. We have reduced the duration of the portfolio over time in anticipation of rising interest rates.

INTERMEDIATE FIXED INCOME PORTFOLIO:
TOP TEN HOLDINGS AS OF DECEMBER 31, 2003
-----------------------------------------------------
                                       Percent of
Issuer                                 Net Assets
-----------------------------------------------------
Federal National Mortgage Assn.          22.9%
Federal Home Loan Bank                   13.3%
Federal Home Loan Mortgage Co.            7.1%
SLM Corp.                                 6.6%
Transamerica Corp.                        5.2%
International Lease Finance Corp.         5.2%
Boeing Capital Corp.                      3.7%
May Department Stores                     2.7%
San Marcos Public Facilities              2.7%
Master Asset Securitization Trust         2.4%
-----------------------------------------------------


We are pleased with the performance of the funds compared to their respective benchmarks, particularly as we emerge from the worst stock market decline in over 30 years and an excessively volatile market. We believe our research methodology over the long term has demonstrated its ability to combine the benefits of diversified asset class exposure, style consistency, and managed risk.

Finally, a note about integrity. The recent headlines in the financial press bring to light the importance of investing with a mutual fund family that demonstrates in words as well as action, through open communication and full transparency, its commitment to its investors. While regulators still are grappling with a solution, we welcome a more level playing field that brings equal opportunity to all market participants. Our goal is to provide an investment experience in which clients can have confidence knowing that their money is invested as promised and managed with their long-term goals in mind. We take our duty as stewards of clients' wealth very seriously, and we appreciate you making the Rochdale Funds a part of your investment portfolio. We hope you find reports such as this helpful in tracking the exposures in your portfolio. For more frequent updates, please call us at 1-800-245-9888 or visit our Web site at www.rochdale.com, where you can find details on current holdings, sector exposure, portfolio commentary, and more. Your investment comfort is our reward.

Sincerely,

Carl Acebes
Garrett R. D'Alessandro, CFA
David J. Abella, CFA
PORTFOLIO MANAGERS



Lipper category averages track the total return performance of all funds within the respective Lipper category. One cannot invest directly in a category average.

                            ROCHDALE INVESTMENT TRUST


    ROCHDALE LARGE GROWTH PORTFOLIO (AT POP) VS. S&P 500/BARRA GROWTH INDEX
                           Value of $10,000 Investment

GRAPH OMITTED

                                       Rochdale     Rochdale
                                        Large        Large        S&P 500/
                                        Growth       Growth        Barra
                                       Portfolio    Portfolio      Growth
                                       (at NAV)     (at POP)       Index
                                     ------------   ---------    ----------

    12/30/99       15000    12/30/99     $10,000     $10,000      $10,000
    03/31/00       15000    03/31/00     $10,584     $ 9,975      $10,411
    06/30/00       15000    06/30/00     $10,568     $ 9,960      $10,258
    09/30/00       15000    09/30/00     $ 9,752     $ 9,191      $ 9,357
    12/31/00       15000    12/31/00     $ 8,212     $ 7,740      $ 7,792
    03/31/01       15000    03/31/01     $ 6,896     $ 6,499      $ 6,435
    06/30/01       15000    06/30/01     $ 7,412     $ 6,986      $ 6,931
    09/30/01       15000    09/30/01     $ 6,304     $ 5,942      $ 6,016
    12/31/01       15000    12/31/01     $ 7,164     $ 6,752      $ 6,800
    03/31/02       15000    03/31/02     $ 7,076     $ 6,669      $ 6,746
    06/30/02       15000    06/30/02     $ 5,936     $ 5,595      $ 5,649
    09/30/02       15000    09/30/02     $ 5,104     $ 4,811      $ 4,851
    12/31/02       15000    12/31/02     $ 5,352     $ 5,044      $ 5,196
    03/31/03       15000    03/31/03     $ 5,308     $ 5,003      $ 5,153
    06/30/03       15000    06/30/03     $ 5,904     $ 5,565      $ 5,780
    09/30/03       15000    09/30/03     $ 6,008     $ 5,663      $ 5,940
    12/31/03       15000    12/31/03     $ 6,594     $ 6,215      $ 6,529



                                                    AVERAGE ANNUAL TOTAL RETURN
                                                  PERIOD ENDED DECEMBER 31, 2003
                                                  ------------------------------
                                                   ONE      THREE      SINCE
                                                   YEAR     YEARS    INCEPTION
                                                   ----     -----    ---------
ROCHDALE LARGE GROWTH PORTFOLIO
  Return at NAV(1) ............................    23.21%  (7.05%)   (9.87%)
  Return at POP(2) ............................    16.13%  (8.87%)  (11.20%)
--------------------------------------------------------------------------------
S&P 500/BARRA GROWTH INDEX ....................    25.66%  (5.72%)  (10.10%)
LIPPER LARGE-CAP GROWTH CATEGORY AVERAGE.......    27.01% (11.03%)    N/A

(1)NAV (Net Asset Value) total returns do not include the effect of any sales charge.

(2)POP (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

The S&P 500 Index represents 500 large U.S. companies. The S&P 500/Barra Growth Index represents companies of the S&P 500 with higher price-to-book ratios.

The comparative market indices are not directly investable and are not adjusted to reflect expenses that the SEC requires to be reflected in the funds' performance.

Lippers categories are compiled by the Wall Street Journal, based on classifications by Lipper Inc., and are not directly investable. The Lipper Large-Cap Growth Category Average consists of funds that invest in large companies with long-term earnings that are expected to grow significantly faster than the earnings of stocks in major indexes. Funds normally have above-average price-to-earnings ratios, price-to-book ratios, and three-year earnings growth. As of December 31, 2003, the category consisted of 1,073 funds and 513 funds for the one- and three-year periods, respectively.

Past performance is not predictive of future performance.

Rochdale Large Growth Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

                           ROCHDALE INVESTMENT TRUST


      ROCHDALE LARGE VALUE PORTFOLIO (AT POP) VS. S&P 500/BARRA VALUE INDEX
                           Value of $10,000 Investment


GRAPH OMITTED

                                       Rochdale     Rochdale
                                        Large        Large        S&P 500/
                                        Value        Value         Barra
                                       Portfolio    Portfolio      Value
                                       (at NAV)     (at POP)       Index
                                     ------------   ---------    ----------

    12/30/99       15000    12/30/99     $10,000     $10,000      $10,000
    03/31/00       15000    03/31/00     $10,156     $ 9,572      $10,023
    06/30/00       15000    06/30/00     $ 9,636     $ 9,082      $ 9,593
    09/30/00       15000    09/30/00     $10,248     $ 9,659      $10,438
    12/31/00       15000    12/31/00     $10,421     $ 9,822      $10,608
    03/31/01       15000    03/31/01     $ 9,719     $ 9,160      $ 9,916
    06/30/01       15000    06/30/01     $10,301     $ 9,708      $10,353
    09/30/01       15000    09/30/01     $ 8,452     $ 7,966      $ 8,675
    12/31/01       15000    12/31/01     $ 9,076     $ 8,554      $ 9,366
    03/31/02       15000    03/31/02     $ 9,108     $ 8,584      $ 9,490
    06/30/02       15000    06/30/02     $ 8,199     $ 7,727      $ 8,480
    09/30/02       15000    09/30/02     $ 6,549     $ 6,173      $ 6,745
    12/31/02       15000    12/31/02     $ 6,991     $ 6,589      $ 7,413
    03/31/03       15000    03/31/03     $ 6,610     $ 6,230      $ 7,005
    06/30/03       15000    06/30/03     $ 7,743     $ 7,298      $ 8,324
    09/30/03       15000    09/30/03     $ 7,767     $ 7,321      $ 8,536
    12/31/03       15000    12/31/03     $ 8,880     $ 8,370      $ 9,770


                                                  AVERAGE ANNUAL TOTAL RETURN
                                                 PERIOD ENDED DECEMBER 31, 2003
                                                 -------------------------------
                                                  ONE        THREE      SINCE
                                                  YEAR       YEARS     INCEPTION
                                                  ----       -----     ---------
ROCHDALE LARGE VALUE PORTFOLIO
  Return at NAV(1) .........................      27.03%     (5.19%)     (2.92%)
  Return at POP(2) .........................      19.72%     (7.05%)     (4.35%)

S&P 500/BARRA VALUE INDEX ..................      31.79%     (2.71%)     (0.58%)

LIPPER LARGE-CAP VALUE CATEGORY AVERAGE.....      28.29%     (1.14%)       N/A

(1)NAV (Net Asset Value) total returns do not include the effect of any sales charge.

(2)POP (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

The S&P 500 Index represents 500 large U.S. companies. The S&P 500/Barra Value Index represents companies of the S&P 500 with lower price-to-book ratios.

The comparative market indices are not directly investable and are not adjusted to reflect expenses that the SEC requires to be reflected in the funds' performance.

Lipper categories are compiled by the Wall Street Journal, based on classifications by Lipper Inc., and are not directly investable. Large-Cap Value consists of funds that invest in large companies that are considered undervalued relative to major stock indexes based on price-to-earnings ratios, price-to-book ratios, or other factors. As of December 31, 2003, the category consisted of 457 funds and 299 funds for the one- and three-year periods, respectively.

Past performance is not predictive of future performance.

Rochdale Large Value Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

                            ROCHDALE INVESTMENT TRUST


     ROCHDALE MID/SMALL GROWTH PORTFOLIO (AT POP) VS. S&P MIDCAP 400/BARRA
         GROWTH INDEX (71%) & S&P SMALLCAP 600/BARRA GROWTH INDEX (29%)
                           Value of $10,000 Investment


GRAPH OMITTED
                                       Rochdale         Rochdale       Blended
                                       Mid/Small        Mid/Small       Index:
                                        Growth           Growth       S&P MidCap
                                       Portfolio        Portfolio     400/Barra
                                       (at NAV)         (at POP)     Index (71%)
                                                                       and S&P
                                                                       SmallCap
                                                                      600/Barra
                                                                     Index (29%)
--------------------------------------------------------------------------------

  12/30/99  15000     12/30/99         $10,000          $10,000         $10,000
  03/31/00  15000     03/31/00         $11,832          $11,152         $11,588
  06/30/00  15000     06/30/00         $12,180          $11,480         $11,316
  09/30/00  15000     09/30/00         $13,504          $12,728         $12,205
  12/31/00  15000     12/31/00         $11,832          $11,152         $10,665
  03/31/01  15000     03/31/01         $ 9,868          $ 9,301         $ 8,884
  06/30/01  15000     06/30/01         $11,452          $10,794         $10,243
  09/30/01  15000     09/30/01         $ 9,176          $ 8,648         $ 8,262
  12/31/01  15000     12/31/01         $11,011          $10,378         $10,029
  03/31/02  15000     03/31/02         $11,276          $10,628         $10,380
  06/30/02  15000     06/30/02         $ 9,959          $ 9,386         $ 9,154
  09/30/02  15000     09/30/02         $ 8,460          $ 7,974         $ 7,820
  12/31/02  15000     12/31/02         $ 8,741          $ 8,239         $ 8,220
  03/31/03  15000     03/31/03         $ 8,589          $ 8,095         $ 7,959
  06/30/03  15000     06/30/03         $ 9,943          $ 9,371         $ 9,253
  09/30/03  15000     09/30/03         $10,545          $ 9,939         $ 9,858
  12/31/03  15000     12/31/03         $11,714          $11,041         $10,915




                                                    AVERAGE ANNUAL TOTAL RETURN
                                                  PERIOD ENDED DECEMBER 31, 2003
                                                  ------------------------------
                                                        ONE     THREE    SINCE
                                                        YEAR    YEARS  INCEPTION
                                                        ----    -----  ---------
ROCHDALE MID/SMALL GROWTH PORTFOLIO
  Return at NAV(1) ................................    34.01%   (0.33%)  4.03%
  Return at POP(2) ................................    26.30%   (2.28%)  2.50%
--------------------------------------------------------------------------------
S&P MIDCAP 400/BARRA GROWTH INDEX (71%) &
  S&P SMALLCAP 600/BARRA GROWTH INDEX (29%) .......    32.79%    0.75%   2.16%

LIPPER MID-CAP GROWTH CATEGORY AVERAGE.............    35.78%   (8.95%)   N/A


(1)NAV (Net Asset Value) total returns do not include the effect of any sales charge.

(2)POP (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

The S&P MidCap 400 and SmallCap 600 Indices represent 400 medium-size and 600 small companies, respectively.

The S&P MidCap 400/BARRA Growth and the S&P SmallCap 600/BARRA Growth represent companies of the S&P MidCap 400 and the S&P Small Cap 600 with higher price-to-book ratios.

The comparative market indices are not directly investable and are not adjusted to reflect expenses that the SEC requires to be reflected in the funds' performance.

Lipper categories are compiled by the Wall Street Journal, based on classifications by Lipper Inc., and are not directly investable. Mid-Cap Growth consists of funds that invest in midsize companies with long-term earnings that are expected to grow significantly faster than the earnings of stocks in major indexes. Funds normally have above-average price-to-earnings ratios, price-to-book ratios, and three-year earnings growth. As of December 31, 2003, the category consists of 510 funds and 382 funds for the one- and three-year periods, respectively.


Past performance is not predictive of future performance.

Rochdale Mid/Small Growth Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

                            ROCHDALE INVESTMENT TRUST


      ROCHDALE MID/SMALL VALUE PORTFOLIO (AT POP) VS. S&P MIDCAP 400/BARRA
          VALUE INDEX (71%) & S&P SMALLCAP 600/BARRA VALUE INDEX (29%)
                           Value of $10,000 Investment

GRAPH OMITTED

                                       Rochdale         Rochdale       Blended
                                       Mid/Small        Mid/Small       Index:
                                         Value            Value       S&P MidCap
                                       Portfolio        Portfolio     400/Barra
                                       (at NAV)         (at POP)     Index (71%)
                                                                       and S&P
                                                                       SmallCap
                                                                      600/Barra
                                                                     Index (29%)
--------------------------------------------------------------------------------
  12/30/99  15000     12/30/99      $10,000         $10,000             $10,000
  03/31/00  15000     03/31/00      $10,388          $9,791             $10,545
  06/30/00  15000     06/30/00      $10,048          $9,470             $10,409
  09/30/00  15000     09/30/00      $11,200         $10,556             $11,605
  12/31/00  15000     12/31/00      $12,013         $11,322             $12,619
  03/31/01  15000     03/31/01      $11,449         $10,791             $12,277
  06/30/01  15000     06/30/01      $12,741         $12,008             $13,730
  09/30/01  15000     09/30/01      $10,959         $10,329             $11,803
  12/31/01  15000     12/31/01      $12,646         $11,919             $13,739
  03/31/02  15000     03/31/02      $13,779         $12,987             $15,118
  06/30/02  15000     06/30/02      $12,876         $12,135             $14,300
  09/30/02  15000     09/30/02      $10,255          $9,665             $11,785
  12/31/02  15000     12/31/02      $10,860         $10,236             $12,494
  03/31/03  15000     03/31/03      $10,123          $9,541             $11,690
  06/30/03  15000     06/30/03      $12,141         $11,443             $14,054
  09/30/03  15000     09/30/03      $12,758         $12,024             $15,031
  12/31/03  15000     12/31/03      $14,881         $14,026             $17,515



                                                    AVERAGE ANNUAL TOTAL RETURN
                                                  PERIOD ENDED DECEMBER 31, 2003
                                                  ------------------------------
                                                    ONE        THREE     SINCE
                                                    YEAR       YEARS   INCEPTION
                                                    ----       -----   ---------

ROCHDALE MID/SMALL VALUE PORTFOLIO
  Return at NAV(1) ............................     37.02%      7.40%     10.43%
  Return at POP(2) ............................     29.14%      5.30%      8.81%
--------------------------------------------------------------------------------
S&P MidCap 400/Barra Value Index (71%) &
S&P SmallCap 600/Barra Value Index (29%) ......     40.14%     10.56%     14.16%

LIPPER MID-CAP VALUE CATEGORY AVERAGE..........     40.03%      9.24%      N/A


(1)NAV (Net Asset Value) total returns do not include the effect of any sales charge.

(2)POP (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

The S&P MidCap 400 and SmallCap 600 Indices represent 400 medium-size and 600 small companies, respectively.

The S&P MidCap 400/BARRA Value and the S&P SmallCap 600/BARRA Value represent companies of the S&P MidCap 400 and the S&P Small Cap 600 with lower price-to-book ratios.

The comparative market indices are not directly investable and are not adjusted to reflect expenses that the SEC requires to be reflected in the funds' performance.

Lipper categories are compiled by the Wall Street Journal, based on classifications by Lipper Inc., and are not directly investable. Mid-Cap Value consists of funds that invest in midsize companies that are considered undervalued relative to major stock indexes based on price-toearnings, price-to-book ratios, or other factors. As of December 31, 2003, the category consists of 201 funds and 110 funds for the one- and three-year periods, respectively.


Past performance is not predictive of future performance.

Rochdale Mid/Small Value Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

                            ROCHDALE INVESTMENT TRUST


   ROCHDALE ATLAS PORTFOLIO (AT POP) VS. MORGAN STANLEY WORLD INDEX EX US AND
                          DOW JONES WORLD INDEX EX US
                           Value of $10,000 Investment
GRAPH OMITTED

                                  Rochdale     Rochdale        Dow       Morgan
                                   Atlas        Atlas         Jones     Stanley
                                  Portfolio    Portfolio      World      World
                                   (at NAV)     (at POP)      Index      Index
                                                             (ex US)    (ex US)
--------------------------------------------------------------------------------
10/01/98   15000    10/01/98       $10,000      $10,000      $10,000     $10,000
12/31/98   15000    12/31/98       $12,400      $11,687      $12,388     $12,416
03/31/99   15000    03/31/99       $12,208      $11,506      $12,682     $12,617
06/30/99   15000    06/30/99       $13,740      $12,950      $13,374     $13,031
09/30/99   15000    09/30/99       $13,940      $13,138      $13,903     $13,595
12/31/99   15000    12/31/99       $16,098      $15,172      $16,579     $15,934
03/31/00   15000    03/31/00       $15,691      $14,789      $16,352     $16,028
06/30/00   15000    06/30/00       $14,779      $13,929      $15,470     $15,517
09/30/00   15000    09/30/00       $13,663      $12,877      $14,320     $14,340
12/31/00   15000    12/31/00       $12,775      $12,040      $13,612     $13,837
03/31/01   15000    03/31/01       $10,844      $10,220      $11,723     $11,907
06/30/01   15000    06/30/01       $11,056      $10,420      $11,958     $11,834
09/30/01   15000    09/30/01        $9,429       $8,887      $10,131     $10,180
12/31/01   15000    12/31/01       $10,193       $9,607      $10,929     $10,910
03/31/02   15000    03/31/02       $10,800      $10,179      $11,140     $11,027
06/30/02   15000    06/30/02       $10,549       $9,942      $10,946     $10,753
09/30/02   15000    09/30/02        $8,759       $8,255       $8,871      $8,649
12/31/02   15000    12/31/02        $9,182       $8,654       $9,402      $9,218
03/31/03   15000    03/31/03        $8,726       $8,224       $8,751      $8,532
06/30/03   15000    06/30/03       $10,267       $9,677      $10,490     $10,197
09/30/03   15000    09/30/03       $11,002      $10,369      $11,483     $11,027
12/31/03   15000    12/31/03       $12,651      $11,918      $13,336     $12,906



                                                AVERAGE ANNUAL TOTAL RETURN
                                              PERIOD ENDED DECEMBER 31, 2003
                                             -----------------------------------
                                             ONE       THREE   FIVE      SINCE
                                             YEAR      YEARS   YEARS   INCEPTION
                                             ----      -----   ------  ---------
ROCHDALE ATLAS PORTFOLIO
  Return at NAV(1) ......................    37.76%   (0.33%)    0.40%     4.58%
  Return at POP(2) ......................    29.84%   (2.28%)   (0.78%)    3.40%
--------------------------------------------------------------------------------
Morgan Stanley World Index (ex US) ......    40.01%   (2.30%)    0.78%     4.98%
Dow Jones World Index (ex US) ...........    41.85%   (0.68%)    1.49%     5.63%
Lipper International Category Aveage.....    34.76%   (3.96%)    1.29%      N/A


(1)NAV (Net Asset Value) total returns do not include the effect of any sales charge.

(2)POP (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

The Morgan Stanley World Index ex US is an unmanaged index consisting of approximately 1,600 securities listed on exchanges in 22 countries, excluding the United States.

The Dow Jones World Index ex US consists of more than 3,000 securities listed on exchanges in 33 countries, excluding the United States.

The comparative market indices are not directly investable and are not adjusted to reflect expenses that the SEC requires to be reflected in the funds' performance.

Lipper categories are compiled by the Wall Street Journal, based on classifications by Lipper Inc., and are not directly investable. International consists of funds that invest in securities outside of the U.S. As of December 31, 2003, the category consists of 835 funds, 637 funds and 478 funds for the one-, three- and five-year periods, respectively.


Past performance is not predicitve of future performance.

Rochdale Atlas Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on October 2, 1998.

ROCHDALE INVESTMENT TRUST


            ROCHDALE DIVIDEND & INCOME PORTFOLIO (AT POP) VS. LIPPER
                 EQUITY INCOME INDEX & RUSSELL 3000 VALUE INDEX
                           Value of $10,000 Investment


                                     Rochdale     Lipper
                                   Dividend and   Equity        Russell 3000
                                      Income      Income         Value Index
                                    Portfolio      Index
--------------------------------------------------------------------------------
05/31/99    15000      05/31/99    $10,000      $10,000             $10,000
06/30/99    15000      06/30/99    $10,700      $10,085             $10,296
09/30/99    15000      09/30/99     $9,548       $8,999              $9,302
12/31/99    15000      12/31/99    $11,976      $11,287              $9,780
03/31/00    15000      03/31/00    $12,160      $11,461              $9,850
06/30/00    15000      06/30/00    $12,916      $12,173              $9,432
09/30/00    15000      09/30/00    $14,192      $13,376             $10,171
12/31/00    15000      12/31/00    $11,759      $11,083             $10,566
03/31/01    15000      03/31/01     $9,526       $8,979              $9,995
06/30/01    15000      06/30/01    $11,550      $10,886             $10,530
09/30/01    15000      09/30/01     $8,821       $8,314              $9,360
12/31/01    15000      12/31/01    $10,519       $9,914             $10,109
03/31/02    15000      03/31/02    $10,648      $10,035             $10,562
06/30/02    15000      06/30/02     $9,362       $8,824              $9,714
09/30/02    15000      09/30/02     $7,904       $7,450              $7,873
12/31/02    15000      12/31/02     $7,230       $6,814              $8,574
03/31/03    15000      03/31/03     $7,716       $7,272              $8,156
06/30/03    15000      06/30/03     $8,378       $7,897              $9,595
09/30/03    15000      09/30/03     $8,521       $8,031              $9,832
12/31/03    15000      12/31/03     $9,482       $8,936             $11,244

                                                   AVERAGE ANNUAL TOTAL RETURN
                                                 PERIOD ENDED DECEMBER 31, 2003
                                                 ------------------------------
                                                ONE         THREE       SINCE
                                                YEAR        YEARS     INCEPTION
                                                ----        -----     ---------
ROCHDALE DIVIDEND & INCOME PORTFOLIO
  Return at NAV(1) ......................      31.15%      (6.92%)      (1.15%)
  Return at POP(2) ......................      23.61%      (8.74%)      (2.42%)
--------------------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX ................      31.14%       2.09%        2.59%

LIPPER EQUITY INCOME CATEGORY AVERAGE ...      26.02%       0.17%         N/A



(1)NAV (Net Asset Value) total returns do not include the effect of any sales charge.

(2)POP (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book.

The comparative market indices are not directly investable and are not adjusted to reflect expenses that the SEC requires to be reflected in the funds' performance.

Lipper categories are compiled by the Wall Street Journal, based on classifications by Lipper Inc., and are not directly investable. Equity Income consists of funds that seek high current income and growth of income by investing in equities. As of December 31, 2003, the category consists of 198 funds and 161 funds for the one- and three-year periods, respectively.

Past performance is not predictive of future performance.

Rochdale Dividend & Income Portfolio (formerly Alpha) began investing in portfolio securities, pursuant to its investment guidelines, on June 1, 1999. Prior to June 27, 2003, the Dividend & Income Portfolio operated under a different investment objective and strategy as the Rochdale Alpha Portfolio.

                            ROCHDALE INVESTMENT TRUST


                ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO VS.
                  LEHMAN GOVERNMENT/CREDIT INTERMEDIATE INDEX
                           Value of $10,000 Investment

GRAPH OMITTED

                                   Rochdale         Rochdale
                                 Intermediate     Intermediate         Lehman
                                     Fixed           Fixed           Government/
                                     Income          Income            Credit
                                   Portfolio        Portfolio       Intermediate
                                   (at NAV)         (at POP)           Index
 -------------------------------------------------------------------------------
  12/30/99  15000     12/30/99      $10,000         $10,000             $10,000
  03/31/00  15000     03/31/00      $10,040          $9,463             $10,130
  06/30/00  15000     06/30/00      $10,117          $9,535             $10,301
  09/30/00  15000     09/30/00      $10,385          $9,788             $10,598
  12/31/00  15000     12/31/00      $10,732         $10,115             $10,990
  03/31/01  15000     03/31/01      $11,234         $10,588             $11,362
  06/30/01  15000     06/30/01      $11,335         $10,683             $11,438
  09/30/01  15000     09/30/01      $11,754         $11,078             $11,965
  12/31/01  15000     12/31/01      $11,783         $11,105             $11,975
  03/31/02  15000     03/31/02      $11,762         $11,086             $11,948
  06/30/02  15000     06/30/02      $12,208         $11,506             $12,373
  09/30/02  15000     09/30/02      $12,693         $11,963             $12,933
  12/31/02  15000     12/31/02      $12,887         $12,146             $13,152
  03/31/03  15000     03/31/03      $13,199         $12,440             $13,351
  06/30/03  15000     06/30/03      $13,578         $12,798             $13,714
  09/30/03  15000     09/30/03      $13,471         $12,696             $13,711
  12/31/03  15000     12/31/03      $13,456         $12,683             $13,719



                                                    AVERAGE ANNUAL TOTAL RETURN
                                                  PERIOD ENDED DECEMBER 31, 2003
                                                  ------------------------------
                                                    ONE        THREE     SINCE
                                                    YEAR       YEARS   INCEPTION
                                                    ----       -----   ---------

ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO
  Return at NAV(1) ............................      4.42%      7.83%      7.69%
  Return at POP(2) ............................     (1.58%)     5.73%      6.11%
--------------------------------------------------------------------------------

Lehman Government/Credit Intermediate Index ...      4.31%      7.68%      8.21%

LIPPER MID-CAP VALUE CATEGORY AVERAGE..........      4.54%      6.79%      N/A



(1)NAV (Net Asset Value) total returns do not include the effect of any sales charge.

(2)POP (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

The Lehman Government/Credit Intermediate is an index consisting of publicly issued, dollar-denominated U.S. Government, agency, or investment grade corporate fixed income securities with maturity from 1 to 10 years.

The comparative market indices are not directly investable and are not adjusted to reflect expenses that the SEC requires to be reflected in the funds' performance.

Lipper categories are compiled by the Wall Street Journal, based on classifications by Lipper Inc., and are not directly investable. Intermediate Investment Grade consists of funds that invest in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. As of December 31, 2003, the category consists of 412 funds and 306 funds for the one- and three-year periods, respectively.

Past performance is not predictive of future performance.

Rochdale Intermediate Fixed Income Portfolio began investing in portfolio securities, pursuant to its investment guidelines, on December 31, 1999.

                      ROCHDALE LARGE GROWTH PORTFOLIO



SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003

Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS: 99.8%

BASIC MATERIALS: 1.3%
      1,753   Alcoa, Inc.(1) .....................................   $    66,614
        926   Phelps Dodge Corp.* (1) ............................        70,459
      1,586   Praxair, Inc. ......................................        60,585
        969   Sigma-Aldrich Corp. ................................        55,407
                                                                     -----------
                                                                         253,065
                                                                     -----------
CONSUMER CYCLICALS: 11.0%
      1,066   Autozone, Inc.* ....................................        90,834
      1,993   Bed Bath & Beyond, Inc.* (1) .......................        86,397
      1,851   Best Buy Co., Inc.(1) ..............................        96,696
      1,347   Family Dollar Stores, Inc. .........................        48,330
      5,317   Gap, Inc.(1) .......................................       123,408
      2,245   Harley-Davidson, Inc.(1) ...........................       106,705
      1,393   Home Depot, Inc. ...................................        49,438
      2,584   International Game Technology (1) ..................        92,249
      3,356   Lowe's Companies, Inc. .............................       185,889
      5,332   Mattel, Inc. .......................................       102,748
      1,546   NIKE, Inc. - Class B ...............................       105,839
      3,300   Radioshack Corp.(1) ................................       101,244
      2,761   Staples, Inc.* (1) .................................        75,375
      1,883   TJX Companies, Inc. ................................        41,520
     14,596   Wal-Mart Stores, Inc. ..............................       774,318
                                                                     -----------
                                                                       2,080,990
                                                                     -----------
CONSUMER NON CYCLICALS: 31.9%
      6,556   Altria Group, Inc. (1) .............................       356,778
      5,734   Amgen, Inc.* .......................................       354,361
      1,216   Avon Products, Inc. ................................        82,068
      1,063   Becton, Dickinson & Co. ............................        43,732
        983   Biogen Idec, Inc.* (1) .............................        36,155
      2,207   Biomet, Inc. .......................................        80,357
      5,432   Boston Scientific Corp.* (1) .......................       199,680
      6,917   Bristol-Myers Squibb Co. ...........................       197,826
        957   C.R. Bard, Inc. ....................................        77,756
        777   Chiron Corp.* (1) ..................................        44,281
      4,957   Coca-Cola Co. ......................................       251,568
      2,378   Colgate Palmolive Co. ..............................       119,019
      2,979   Deluxe Corp. .......................................       123,122
      2,468   Equifax, Inc.(1) ...................................        60,466
      2,565   Forest Laboratories, Inc.* (1) .....................       158,517
      1,885   Genzyme Corp.* (1) .................................        93,006
      2,105   H&R Block, Inc.(1) .................................       116,554
     11,699   Johnson & Johnson ..................................       604,370
      5,361   Medtronic, Inc. ....................................       260,598
      4,822   Merck & Co., Inc. ..................................       222,776


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         ROCHDALE LARGE GROWTH PORTFOLIO

Shares                                                                   Value
--------------------------------------------------------------------------------

CONSUMER NON CYCLICALS, CONTINUED
      2,326   Paychex, Inc.(1) ...................................   $    86,527
      6,895   PepsiCo, Inc. ......................................       321,445
     26,771   Pfizer, Inc. .......................................       945,819
      4,499   Procter & Gamble Co. ...............................       449,360
      1,574   St. Jude Medical, Inc.* ............................        96,565
      1,785   Stryker Corp. ......................................       151,743
      2,135   The Clorox Co. .....................................       103,676
      2,549   UnitedHealth Group, Inc.(1) ........................       148,301
      3,773   UST, Inc.(1) .......................................       134,658
      1,952   Zimmer Holdings, Inc.* .............................       137,421
                                                                     -----------
                                                                       6,058,505
                                                                     -----------
FINANCIAL SERVICES: 7.6%
      6,174   American Express Co.(1) ............................       297,772
      2,332   Federal National Mortgage Association (1) ..........       175,040
      1,932   Federated Investors, Inc. - Class B ................        56,724
      2,754   Marsh & McLennan Companies, Inc.(1) ................       131,889
     13,631   Nasdaq-100 Index Tracking Stock ....................       496,986
      1,161   Progressive Corp.(1) ...............................        97,048
      3,894   SLM Corp. ..........................................       146,726
        839   T Rowe Price Group, Inc.(1) ........................        39,777
                                                                     -----------
                                                                       1,441,962
                                                                     -----------
INDUSTRIALS: 12.7%
      1,515   3M Co.(1) ..........................................       128,820
      1,958   Agilent Technologies, Inc.* ........................        57,252
        969   Applera Corp. - Applied Biosystems Group ...........        20,068
      1,622   Ball Corp. .........................................        96,623
      1,118   Black & Decker Corp. ...............................        55,140
      2,469   Emerson Electric Co. ...............................       159,868
     38,032   General Electric Co. ...............................     1,178,231
      3,980   Rockwell Collins, Inc. .............................       119,519
      1,767   Sealed Air Corp.* (1) ..............................        95,665
      2,661   United Parcel Service, Inc. - Class B ..............       198,378
      2,471   United Technologies Corp.(1) .......................       234,177
      2,227   Waters Corp.* ......................................        73,847
                                                                     -----------
                                                                       2,417,588
                                                                     -----------
TECHNOLOGY: 26.3%
      3,098   Adobe Systems, Inc.(1) .............................       121,751
      2,067   Analog Devices, Inc. ...............................        94,359
      8,370   Applied Materials, Inc.* ...........................       187,907
      1,988   Automatic Data Processing, Inc.(1) .................        78,745
      1,612   Broadcom Corp. - Class A* ..........................        54,953
      5,745   Citrix Systems, Inc.* ..............................       121,851
     11,246   Dell, Inc.* ........................................       381,914
      3,082   Electronic Arts, Inc.* .............................       147,258
      4,497   First Data Corp.(1) ................................       184,782


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ROCHDALE LARGE GROWTH PORTFOLIO

Shares                                                                   Value
--------------------------------------------------------------------------------

TECHNOLOGY, CONTINUED
      2,966   IMS Health, Inc. ...................................   $    73,735
     25,871   Intel Corp. ........................................       833,046
      4,777   International Business Machines Corp. (IBM) (1) ....       442,732
      2,174   Intuit, Inc.* (1) ..................................       115,026
      2,395   Lexmark International Group, Inc.* (1) .............       188,343
      1,092   Linear Technology Corp. ............................        45,940
      1,019   Maxim Integrated Products, Inc.(1) .................        50,746
     36,459   Microsoft Corp. ....................................     1,004,081
      1,947   Network Appliance, Inc.* (1) .......................        39,972
      4,505   NVIDIA Corp.* ......................................       104,741
     24,132   Oracle Corp.* ......................................       318,542
      7,672   Texas Instruments, Inc. ............................       225,403
      3,557   VERITAS Software Corp.* ............................       132,178
      1,435   Xilinx, Inc.* (1) ..................................        55,592
                                                                     -----------
                                                                       5,003,597
                                                                     -----------
TELECOMMUNICATIONS: 9.0%
     27,220   Cisco Systems, Inc.* ...............................       661,174
      1,658   eBay, Inc.* (1) ....................................       107,090
        614   McGraw-Hill Companies, Inc. ........................        42,931
      1,600   Meredith Corp. .....................................        78,096
      1,962   Monster Worldwide, Inc.* ...........................        43,086
      5,034   Nextel Communications, Inc.* (1) ...................       141,254
      1,931   Omnicom Group, Inc.(1) .............................       168,634
      3,244   Qualcomm, Inc.(1) ..................................       174,949
      1,884   Symantec Corp.* ....................................        65,281
      2,168   Univision Communications, Inc.* (1) ................        86,048
      1,776   Viacom, Inc. - Class B .............................        78,819
      1,252   Yahoo!, Inc.* (1) ..................................        56,553
                                                                     -----------
                                                                       1,703,915
                                                                     -----------

TOTAL COMMON STOCKS
              (cost $16,941,832) .................................    18,959,622
                                                                     -----------









SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      ROCHDALE LARGE GROWTH PORTFOLIO

  Principal Amount                                                      Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 0.6%
MONEY MARKET INVESTMENT: 0.6%
      $ 114,378 Union Bank of California Money Market Fund ....   $    114,378
                                                                  ------------

TOTAL SHORT-TERM INVESTMENT
      (cost $114,378) .........................................        114,378
                                                                  ------------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
      FROM SECURITIES LENDING - 28.7%
COMMERCIAL PAPER: 9.0%
      571,012 Bear Stearns & Co., 1.150% ......................        571,012
      1,140,537 General Electric Capital Corp., 1.091% ........      1,140,537
                                                                  ------------
                                                                     1,711,549
                                                                  ------------
TIME DEPOSITS: 2.4%
      456,810 Washington Mutual Bank, 1.170%, 01/16/04 ........        456,810
                                                                  ------------
REPURCHASE AGREEMENT: 17.3%
      3,296,459 Lehman Brothers Triparty Agreement, 1.080%, (2)      3,296,459
                                                                  ------------
TOTAL INVESTMENTS PURCHASED WITH CASH
      PROCEEDS FROM SECURITIES LENDING
      (cost $5,464,818) .......................................      5,464,818
                                                                  ------------

TOTAL INVESTMENTS
      (cost $22,521,028), 129.1% ..............................     24,538,818
LIABILITIES IN EXCESS OF OTHER ASSETS, (29.1)% ................     (5,534,843)
                                                                  ------------
NET ASSETS, 100.0% ............................................   $ 19,003,975
                                                                  ============


-------------
*     Non-income producing security.
(1) This security or a portion of this security is out on loan at December 31, 2003. Total loaned securities had a market value of $5,300,518 at December 31, 2003.
(2) Collaterized by $3,461,851 of various investment grade corporate bonds and commercial papers with interest rate of 2.2% to 8.9%.









SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        ROCHDALE LARGE VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003

  Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS: 99.8%
BASIC MATERIALS: 3.8%
      1,315     Air Products & Chemicals, Inc.   ...............  $       69,471
      4,068     Alcoa, Inc.(1) .................................         154,584
      2,801     Ashland, Inc. ..................................         123,412
      2,676     Engelhard Corp. ................................          80,146
      2,205     Georgia-Pacific Corp. ..........................          67,627
        553     International Paper Co. ........................          23,840
      3,016     Louisiana Pacific Corp.* (1) ...................          53,926
      1,799     Phelps Dodge Corp.* (1) ........................         136,886
        910     PPG Industries, Inc. ...........................          58,258
      2,448     United States Steel Corp. ......................          85,729
                                                                  --------------
                                                                         853,879
                                                                  --------------
CONSUMER CYCLICALS: 9.9%
      3,588     Autonation, Inc.* ..............................          65,912
      4,676     Carnival Corp.(1) ..............................         185,777
      1,136     Centex Corp.(1) ................................         122,290
      3,192     CVS Corp. ......................................         115,295
      9,243     Home Depot, Inc. ...............................         328,034
      1,175     Johnson Controls, Inc. .........................         136,441
      2,077     Jones Apparel Group, Inc. ......................          73,173
      3,164     Liz Claiborne, Inc. ............................         112,195
      4,544     Mattel, Inc. ...................................          87,563
      1,194     NIKE, Inc. - Class B ...........................          81,741
      3,425     Office Depot, Inc.* ............................          57,232
      1,487     PACCAR, Inc. ...................................         126,573
        527     Pulte Corp. ....................................          49,338
      1,803     Reebok International Ltd. ......................          70,894
      4,258     Sabre Holdings Corp.(1) ........................          91,930
      1,218     Sears, Roebuck & Co. ...........................          55,407
      4,392     Staples, Inc.* .................................         119,902
      5,260     Target Corp. ...................................         201,984
      1,803     VF Corp. .......................................          77,962
      1,172     W.W. Grainger, Inc. ............................          55,541
                                                                  --------------
                                                                       2,215,184
                                                                  --------------
CONSUMER NON CYCLICALS: 5.0%
      2,564     Altria Group, Inc.(1) ..........................         139,533
        924     AmerisourceBergen Corp.(1) .....................          51,883
      1,490     Bausch & Lomb, Inc. ............................          77,331
      1,280     Cardinal Health, Inc.(1) .......................          78,285
     13,449     Cendant Corp.* (1) .............................         299,509
      7,945     Convergys Corp.* ...............................         138,720
      3,594     King Pharmaceuticals, Inc.* ....................          54,844
        499     Quest Diagnostics, Inc. ........................          36,482
      2,787     R.J. Reynolds Tobacco Holdings, Inc.(1) ........         162,064
        797     Wellpoint Health Networks, Inc.* ...............          77,301
                                                                  --------------
                                                                       1,115,952
                                                                  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         ROCHDALE LARGE VALUE PORTFOLIO

  Shares                                                                Value
--------------------------------------------------------------------------------

ENERGY: 7.0%
      1,203     Ameren Corp. ...................................  $       55,338
        760     Anadarko Petroleum Corp. .......................          38,768
      1,474     Apache Corp.(1) ................................         119,541
      1,300     Burlington Resources, Inc. .....................          71,994
      2,846     ChevronTexaco Corp.(1) .........................         245,866
        926     ConocoPhillips (1) .............................          60,718
      1,309     EOG Resources, Inc. ............................          60,437
     20,174     Exxon Mobil Corp. ..............................         827,134
      2,205     Occidental Petroleum Corp. .....................          93,139
                                                                  --------------
                                                                       1,572,935
                                                                  --------------
FINANCIAL SERVICES: 38.9%
      4,814     ACE Ltd. .......................................         199,396
      3,094     Aflac, Inc.(1) .................................         111,941
      1,463     AMBAC Financial Group, Inc. ....................         101,518
     12,544     American International Group, Inc. .............         831,416
      3,469     Aon Corp. ......................................          83,048
      6,913     Bank of America Corp.(1) .......................         556,013
      5,591     Bank One Corp. .................................         254,894
      3,349     BB&T Corp. .....................................         129,405
      2,111     Capital One Financial Corp.(1) .................         129,383
      1,514     Charter One Financial, Inc. ....................          52,309
     23,079     Citigroup, Inc. ................................       1,120,255
      3,374     Equity Office Properties Trust (1) .............          96,665
      1,504     Federal Home Loan Mortgage Corp. ...............          87,713
      4,345     FleetBoston Financial Corp. ....................         189,659
        319     Golden West Financial Corp. ....................          32,918
      2,576     Goldman Sachs Group, Inc.(1) ...................         254,328
      6,694     JP Morgan Chase & Co. ..........................         245,871
      2,134     KeyCorp ........................................          62,569
      2,205     Lehman Brothers Holdings, Inc.(1) ..............         170,270
      1,152     Loews Corp. ....................................          56,966
      1,740     MBIA, Inc. .....................................         103,060
      7,931     MBNA Corp. .....................................         197,085
      5,270     Merrill Lynch & Co.(1) .........................         309,085
      4,967     Metlife, Inc. ..................................         167,239
      6,360     Morgan Stanley Dean Witter & Co. ...............         368,053
      4,083     Nasdaq-100 Index Tracking Stock ................         148,866
      4,478     National City Corp. ............................         151,983
      2,447     PNC Financial Services Group ...................         133,924
      2,770     Principal Financial Group, Inc. ................          91,604
      9,768     Providian Financial Corp.* (1) .................         113,700
      2,644     Prudential Financial, Inc. .....................         110,440
      3,087     SouthTrust Corp. ...............................         101,038
      1,880     Suntrust Banks, Inc. ...........................         134,420
      4,834     The Allstate Corp. .............................         207,959
        802     The Bear Stearns Companies, Inc. ...............          64,120
      1,419     The Chubb Corp. ................................          96,634



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                        ROCHDALE LARGE VALUE PORTFOLIO

  Shares                                                                Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, CONTINUED
      2,444     The St. Paul Companies, Inc. ...................  $       96,905
      7,537     Travelers Property Casualty Corp. - Class B ....         127,903
     10,437     US Bancorp (1) .................................         310,814
      6,296     Wachovia Corp. .................................         293,331
      3,613     Washington Mutual, Inc. ........................         144,954
      6,321     Wells Fargo & Co. ..............................         372,244
      1,802     XL Capital Ltd. ................................         139,745
                                                                  --------------
                                                                       8,751,643
                                                                  --------------
INDUSTRIALS: 12.5%
      3,684     Agilent Technologies, Inc.* (1) ................         107,720
      3,918     American Power Conversion Corp.(1) .............          56,738
      4,171     Burlington Northern Santa Fe Corp. .............         134,932
      2,117     Caterpillar, Inc.(1) ...........................         175,753
      2,150     Cooper Industries Ltd. .........................         124,549
      2,352     Danaher Corp.(1) ...............................         215,796
      1,909     Dover Corp. ....................................          75,883
      1,477     FedEx Corp. ....................................          99,697
      2,201     General Dynamics Corp. .........................         198,948
      1,707     Honeywell International, Inc. ..................          57,065
      1,778     Illinois Tool Works, Inc.(1) ...................         149,192
      2,596     Ingersoll-Rand Co.(1) ..........................         176,216
      3,184     Jabil Circuit, Inc.* (1) .......................          90,107
      2,537     Lockheed Martin Corp. ..........................         130,402
      4,223     Masco Corp.(1) .................................         115,752
      1,326     Northrop Grumman Corp.(1) ......................         126,766
      2,142     Pall Corp. .....................................          57,470
      2,744     Raytheon Co. ...................................          82,430
      5,454     Sanmina Corp.* .................................          68,775
     13,782     Solectron Corp.* (1) ...........................          81,452
      5,621     Tyco International Ltd.(1) .....................         148,956
      2,266     Union Pacific Corp.(1) .........................         157,442
      3,016     Waste Management, Inc. .........................          89,274
                                                                  --------------
                                                                       2,817,110
                                                                  --------------
TECHNOLOGY: 6.8%
      3,155     Applied Materials, Inc.* .......................          70,830
      6,585     BMC Software, Inc.* ............................         122,810
      6,625     Computer Associates International, Inc. ........         181,127
     10,257     EMC Corp.* (1) .................................         132,520
      1,950     Fiserv, Inc.* (1) ..............................          77,045
     18,926     Hewlett-Packard Co. ............................         434,730
      3,368     Micron Technology, Inc.* (1) ...................          45,367
      2,723     National Semiconductor Corp.* (1) ..............         107,313
     34,380     Sun Microsystems, Inc.* ........................         154,366
      4,022     SunGard Data Systems, Inc.* ....................         111,450
      3,037     Texas Instruments, Inc. ........................          89,227
                                                                  --------------
                                                                       1,526,785
                                                                  --------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         ROCHDALE LARGE VALUE PORTFOLIO

  Shares                                                               Value
--------------------------------------------------------------------------------

TELECOMMUNICATIONS: 14.1%
      2,217     Alltel Corp. ...................................     $   103,268
     18,410     AT&T Wireless Services, Inc.* (1) ..............         147,096
      6,455     BellSouth Corp. ................................         182,677
      4,095     Citizens Communications Co.* (1) ...............          50,860
      3,828     Clear Channel Communications, Inc. (1) .........         179,265
      5,016     Comcast Corp. - Class A* (1) ...................         164,876
      1,989     Comcast Corp. - Special Class A* (1) ...........          62,216
      9,910     Corning, Inc.* (1) .............................         103,361
      2,457     Gannett Co., Inc.(1) ...........................         219,066
     13,299     Motorola, Inc.(1) ..............................         187,117
     11,446     SBC Communications, Inc. .......................         298,397
      2,827     Scientific-Atlanta, Inc. .......................          77,177
      7,886     Sprint Corp.(1) ................................         129,488
      7,289     The Walt Disney Co. ............................         170,052
     18,029     Time Warner, Inc.* .............................         324,342
      1,711     Tribune Co. ....................................          88,288
      1,934     Univision Communications, Inc.* (1) ............          76,760
      5,325     Verizon Communications, Inc. ...................         186,801
      9,541     Viacom, Inc. - Class B .........................         423,430
                                                                  --------------
                                                                       3,174,537
                                                                  --------------
UTILITIES: 1.8%
      1,675     CenturyTel, Inc. ...............................          54,639
      1,871     Entergy Corp.(1) ...............................         106,890
      2,217     Exelon Corp. ...................................         147,120
      2,495     NiSource, Inc.(1) ..............................          54,740
      1,179     Public Service Enterprise Group, Inc.(1) .......          51,640
                                                                  --------------
                                                                         415,029
                                                                  --------------
TOTAL COMMON STOCKS
                (cost $19,398,410) .............................      22,443,054
                                                                  --------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        ROCHDALE LARGE VALUE PORTFOLIO

  Principal Amount                                                     Value
--------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING - 33.4%
COMMERCIAL PAPER: 10.5%
 $  785,534 Bear Stearns & Co., 1.150%, 01/07/04 ...............    $   785,534
  1,569,022 General Electric Capital Corp., 1.091%, 02/10/04 ...      1,569,022
                                                                    -----------
                                                                      2,354,556
                                                                    -----------
TIME DEPOSITS: 2.8%
    628,427 Washington Mutual Bank, 1.170%, 01/16/04 ...........        628,427
                                                                    -----------
REPURCHASE AGREEMENT: 20.1%
  4,534,896 Lehman Brothers Triparty Agreement,
    1.080%, 01/02/04(2) ........................................      4,534,896
                                                                    -----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING
    (cost $7,517,879) ..........................................      7,517,879
                                                                    -----------
TOTAL INVESTMENTS
    (cost $26,916,289), 133.2% .................................     29,960,933

LIABILITIES IN EXCESS OF OTHER ASSETS, (33.2%) .................     (7,474,709)
                                                                    -----------
NET ASSETS, 100.0% .............................................    $22,486,224
                                                                    ===========
--------------------
 *    Non-income producing security.
(1) This security or a portion of this security is out on loan at December 31, 2003. Total loaned securities had a market value of $7,271,004 at December 31, 2003.
(2) Collaterized by $4,762,424 of various investment grade corporate bonds and commercial papers with interest rate of 2.2% to 8.9%.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 ROCHDALE MID/SMALL GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003

Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS: 99.7%

BASIC MATERIALS: 2.4%
      1,221     Cabot Microelectronics Corp.* (1) ..............     $   59,829
      2,184     MacDermid, Inc. ................................         74,780
      3,569     Olin Corp. .....................................         71,594
      2,474     Quaker Chemical Corp. ..........................         76,075
      5,703     RTI International Metals, Inc.* ................         96,210
      2,476     Valspar Corp. ..................................        122,364
                                                                    -----------
                                                                        500,852
                                                                    -----------
CONSUMER CYCLICALS: 19.8%
      4,448     Abercrombie & Fitch Co.* (1) ...................        109,910
      4,464     Applebee's International, Inc. .................        175,301
      2,273     Arctic Cat, Inc. ...............................         56,143
      4,220     Arogosy Gaming Co.* ............................        109,678
      2,729     Brinker International, Inc.* (1) ...............         90,494
      3,624     CDW Corp. ......................................        209,322
      1,765     CEC Entertainment, Inc.* .......................         83,643
      3,846     Chico's FAS, Inc.* (1) .........................        142,110
      2,724     Claire's Stores, Inc. ..........................         51,320
      3,276     Coach, Inc.* (1) ...............................        123,669
      3,779     Dollar Tree Stores, Inc.* ......................        113,597
      1,213     Ethan Allen Interiors, Inc.(1) .................         50,800
      1,005     GTECH Holdings Corp. ...........................         49,737
      2,220     Guitar Center, Inc.* ...........................         72,328
      1,248     Harman International Industries, Inc. ..........         92,327
      1,480     International Game Technology (1) ..............         52,836
      1,237     International Speedway Corp. - Class A .........         55,244
      7,348     K-Swiss, Inc. - Class A (1) ....................        176,793
      1,612     Lennar Corp. - Class A .........................        154,752
      3,473     Michaels Stores, Inc. ..........................        153,507
      3,117     Movie Gallery, Inc.* ...........................         58,226
        362     NVR, Inc.* .....................................        168,692
      1,554     O'Reilly Automotive, Inc.* .....................         59,611
      2,754     Oshkosh Truck Corp. ............................        140,537
      2,928     Outback Steakhouse, Inc. .......................        129,447
      3,928     Pier 1 Imports, Inc. ...........................         85,866
      1,397     Polaris Industries, Inc.(1) ....................        123,746
      2,976     Quiksilver, Inc.* ..............................         52,764
      2,002     Regis Corp. ....................................         79,119
      5,986     Ross Stores, Inc. ..............................        158,210
      1,076     Ryland Group, Inc. .............................         95,377
      3,762     SCP Pool Corp.* ................................        122,942
      3,872     Shuffle Master, Inc.* (1) ......................        134,049
      2,758     Sonic Corp.* ...................................         84,450
      2,453     The Timberland Co. - Class A* ..................        127,728
      1,365     Thor Industries, Inc. ..........................         76,740
      2,190     Williams-Sonoma, Inc.* .........................         76,146


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 ROCHDALE MID/SMALL GROWTH PORTFOLIO

  Shares                                                               Value
--------------------------------------------------------------------------------

CONSUMER CYCLICALS, CONTINUED
      1,205     Winnebago Industries, Inc. .....................   $     82,844
      1,344     Zale Corp.* ....................................         71,501
                                                                    -----------
                                                                      4,051,506
                                                                    -----------
CONSUMER NON CYCLICALS: 25.3%
      3,393     Accredo Health, Inc.* ..........................        107,253
      1,563     AdvancePCS* ....................................         82,308
      2,870     American Medical Systems Holdings, Inc.* .......         62,566
      1,854     Amsurg Corp.* ..................................         70,248
      1,092     Apria Healthcare Group, Inc.* (1) ..............         31,089
      3,236     Arbitron, Inc.* ................................        135,006
      2,308     Barr Pharmaceuticals, Inc.* ....................        177,601
      4,582     Biogen Idec, Inc.* (1) .........................        168,526
      2,788     Cendant Corp.* .................................         62,089
      1,685     Centene Corp.* .................................         47,197
      2,219     Cephalon, Inc.* ................................        107,422
      2,763     Charles River Laboratories International, Inc.*          94,854
      4,403     ChoicePoint, Inc.* .............................        167,710
      2,330     Coinstar, Inc.* ................................         42,080
      3,502     Corinthian Colleges, Inc.* .....................        194,571
      7,574     Cytyc Corp.* (1) ...............................        104,218
      2,979     Dentsply International, Inc. ...................        134,561
      1,617     Diagnostic Products Corp. ......................         74,236
      2,793     Fossil, Inc.* ..................................         78,232
      5,766     Gartner Group, Inc. - Class B* .................         62,734
      2,444     Gilead Sciences, Inc.* .........................        142,094
      5,484     Health Net, Inc.* ..............................        179,327
        906       Henry Schein, Inc.* ..........................         61,227
      2,722     Hillenbrand Industries, Inc. ...................        168,927
        973       IDEXX Laboratories, Inc.* ....................         45,030
      5,470     Inamed Corp.* ..................................        262,888
      3,482     ITT Educational Services, Inc.* ................        163,550
      3,060     John H. Harland Co. ............................         83,538
      1,753     Memberworks, Inc.* (1) .........................         47,629
      1,274     Mid Atlantic Medical Services, Inc.* ...........         82,555
      4,963     Mylan Laboratories, Inc. .......................        125,365
      3,921     NBTY, Inc.* ....................................        105,318
      2,938     New England Business Service, Inc. .............         86,671
      3,178     Oxford Health Plans, Inc.* .....................        138,243
      1,057     Patterson Dental Co.* ..........................         67,817
      3,456     Pharmaceutical Product Development, Inc.* ......         93,208
      2,856     PolyMedica Corp. (1) ...........................         75,141
      3,586     Priority Healthcare Corp. - Class B* ...........         86,458
      2,225     Renal Care Group, Inc.* ........................         91,670
      4,191     Rent-A-Center, Inc.* ...........................        125,227
      5,271     Rollins, Inc. ..................................        118,861
      2,426     SICOR, Inc.* ...................................         65,987
      1,717     StarTek, Inc. ..................................         70,036


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 ROCHDALE MID/SMALL GROWTH PORTFOLIO

  Shares                                                                Value
--------------------------------------------------------------------------------
CONSUMER NON CYCLICALS, CONTINUED
      3,463     Steris Corp.* ..................................     $   78,264
      4,870     Sybron Dental Specialties, Inc.* ...............        136,847
      2,568     Techne Corp.* ..................................         97,019
      1,804     The Scotts Co. - Class A* ......................        106,725
      1,228     Universal Health Services, Inc. - Class B ......         65,968
      2,914     Valassis Communications, Inc.* .................         85,526
      3,014     WD-40 Co. ......................................        106,575
                                                                    -----------
                                                                      5,168,192
                                                                    -----------
ENERGY: 1.4%
      3,763     Maverick Tube Corp.* (1) .......................         72,438
      7,406     XTO Energy, Inc.(1) ............................        209,590
                                                                    -----------
                                                                        282,028
                                                                    -----------
FINANCIAL SERVICES: 8.2%
      4,161     Arthur J. Gallagher & Co. ......................        135,191
      2,840     Brown & Brown, Inc. ............................         92,612
      2,772     Community First Bankshares, Inc. ...............         80,222
      1,408     Cullen/Frost Bankers, Inc. .....................         57,123
      2,454     Dime Community Bancshares ......................         75,485
      4,055     Eaton Vance Corp. ..............................        148,575
      1,362     Fidelity National Financial, Inc. ..............         52,818
      1,826     First BanCorp. - Puerto Rico ...................         72,218
      1,718     First Midwest Bancorp, Inc. ....................         55,680
      2,391     Hilb Rogal & Hamilton Co. ......................         76,679
      2,569     Hudson United Bancorp ..........................         94,925
      2,292     Investors Financial Services Corp.(1) ..........         88,036
      1,960     Legg Mason, Inc. ...............................        151,273
      1,181     Lehman Brothers Holdings, Inc.(1) ..............         91,197
      5,582     New York Community Bancorp, Inc.(1) ............        212,395
      3,550     Waddell & Reed Financial, Inc. - Class A .......         83,283
      2,052     Westamerica Bancorporation .....................        101,984
                                                                    -----------
                                                                      1,669,696
                                                                    -----------
INDUSTRIALS: 14.6%
      2,430     Advanced Energy Industries, Inc.* ..............         63,301
      1,585     Alliant Techsystems, Inc.* .....................         91,550
      4,371     C.H. Robinson Worldwide, Inc. ..................        165,705
        705       Carlisle Companies, Inc. .....................         42,906
      1,545     CLARCOR, Inc. ..................................         68,135
      2,631     Commercial Metals Co. ..........................         79,982
        906       CUNO, Inc.* ..................................         40,797
      1,028     Cymer, Inc.* (1) ...............................         47,483
      1,721     Donaldson Co., Inc. ............................        101,814
      3,227     DRS Technologies, Inc.* ........................         89,646
      2,437     Engineered Support Systems, Inc. ...............        134,181
      4,494     Expeditors International of Washington, Inc.(1)         169,244
      3,704     Flir Systems, Inc.* ............................        135,196
      3,154     Graco, Inc. ....................................        126,475
      2,962     Heartland Express, Inc. ........................         71,651


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 ROCHDALE MID/SMALL GROWTH PORTFOLIO

  Shares                                                                Value
--------------------------------------------------------------------------------
INDUSTRIALS, CONTINUED
        979     Hubbell, Inc. ..................................   $     43,174
      1,472     IDEX Corp. .....................................         61,220
      3,638     Itron, Inc.* ...................................         66,794
      1,548     Jacobs Engineering Group, Inc.* ................         74,319
      3,668     Landstar System, Inc.* .........................        139,531
      1,640     Lindsay Manufacturing Co. ......................         41,410
      1,797     Nordson Corp. ..................................         62,050
      2,495     Planar Systems, Inc.* ..........................         60,678
      1,200     Rogers Corp.* ..................................         52,944
      3,361     Roper Industries, Inc. .........................        165,563
      1,184     Simpson Manufacturing Co., Inc.* ...............         60,218
      1,205     Sonoco Products Co. ............................         29,667
      2,539     Stericycle, Inc.* ..............................        118,571
      3,573     Tetra Tech, Inc.* ..............................         88,825
      4,265     Trimble Navigation Ltd.* .......................        158,829
      2,249     Varian, Inc.* ..................................         93,851
      2,128     Waste Connections, Inc.* .......................         80,375
      1,639     Wilson Greatbatch Technologies, Inc.* ..........         69,281
      1,366     Zebra Technologies Corp. - Class A* ............         90,661
                                                                    -----------
                                                                      2,986,027
                                                                    -----------
TECHNOLOGY: 22.2%
      4,272     Acxiom Corp.* ..................................         79,331
      6,187     Affiliated Computer Services, Inc.* (1) ........        336,944
      4,830     ANSYS, Inc.* (1) ...............................        191,751
      1,322     BARRA, Inc.* ...................................         46,918
      6,516     Bisys Group, Inc.* .............................         96,958
      2,043     CACI International, Inc. - Class A* ............         99,331
      8,072     Cadence Design Systems, Inc.* (1) ..............        145,135
      2,202     Cerner Corp.* (1) ..............................         83,346
      2,014     Certegy, Inc. ..................................         66,059
      4,864     Cypress Semiconductor Corp.* ...................        103,895
      4,032     Diebold, Inc.(1) ...............................        217,204
      2,718     DST Systems, Inc.* (1) .........................        113,504
      1,324     Dun & Bradstreet Corp.* ........................         67,140
      1,772     Electronic Arts, Inc.* .........................         84,666
      4,119     EPIQ Systems, Inc.* ............................         70,558
      4,754     ESS Technology, Inc.* ..........................         80,866
      2,041     FactSet Research Systems, Inc. .................         77,987
      2,778     Fair, Isaac and Company, Inc.(1) ...............        136,566
      2,905     Global Payments, Inc.(1) .......................        136,884
      3,268     Integrated Circuit Systems, Inc.* ..............         93,105
      2,667     Inter-Tel, Inc. ................................         66,622
      2,091     Kronos, Inc.* ..................................         82,825
      4,396     Kulicke and Soffa Industries, Inc.* ............         63,214
      4,578     Lam Research Corp.* ............................        147,869
      5,377     Mentor Graphics Corp.* .........................         78,182
      4,189     Mercury Computer Systems, Inc.* ................        104,306


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 ROCHDALE MID/SMALL GROWTH PORTFOLIO

Shares                                                                   Value
--------------------------------------------------------------------------------

TECHNOLOGY, CONTINUED
      3,668     Micrel, Inc.* ..................................    $    57,147
      6,782     Microchip Technology, Inc.(1) ..................        226,248
      2,206     MICROS Systems, Inc.* ..........................         95,652
      2,497     National Instruments Corp.(1) ..................        113,539
      5,518     Rainbow Technologies, Inc.* ....................         62,133
      3,597     Reynolds & Reynolds Co. ........................        104,493
      2,348     Sandisk Corp.* (1) .............................        143,557
      4,065     SEI Investments Co. ............................        123,861
      2,435     Semtech Corp.* .................................         55,348
      1,826     Silicon Laboratories, Inc.* (1) ................         78,920
      3,422     SPSS, Inc.* ....................................         61,185
      3,672     Storage Technology Corp.* ......................         94,554
      2,520     Supertex, Inc.* ................................         48,132
      7,518     Synopsys, Inc.* ................................        253,808
      3,435     Take-Two Interactive Software, Inc.* (1) .......         98,962
      2,514     Talx Corp. .....................................         57,897
                                                                    -----------
                                                                      4,546,602
                                                                    -----------
TELECOMMUNICATIONS: 5.8%
      2,497     4 Kids Entertainment, Inc.* ....................         64,972
      2,986     ADTRAN, Inc. ...................................         92,566
      3,168     ADVO, Inc. .....................................        100,616
      1,655     Avocent Corp.* (1) .............................         60,441
      2,616     Entercom Communications Corp. - Class A* .......        138,543
      4,025     Harte Hanks, Inc. ..............................         87,544
      2,126     j2 Global Communications, Inc.* (1) ............         52,661
      1,846     Macromedia, Inc.* ..............................         32,933
      4,092     Plantronics, Inc.* .............................        133,604
      1,090     Univision Communications, Inc. - Class A* (1) ..         43,262
        159     Washington Post Co. - Class B ..................        125,833
      2,766     WebEx Communications, Inc.* ....................         55,597
      5,947     Westwood One, Inc.* ............................        203,447
                                                                    -----------
                                                                      1,192,019
                                                                    -----------
TOTAL COMMON STOCKS
(cost $16,346,912) .............................................     20,396,922
                                                                    ===========




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 ROCHDALE MID/SMALL GROWTH PORTFOLIO

  Principal Amount                                                     Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 1.0%
MONEY MARKET INVESTMENT: 1.0%
  $ 199,491     Union Bank of California Money Market Fund .....    $   199,491
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
      (cost $199,491) ..........................................        199,491
                                                                   ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
      FROM SECURITIES LENDING - 22.2%
COMMERCIAL PAPER: 6.9%
    473,422     Bear Stearns & Co., 1.150%, ....................        473,422
    945,611     General Electric Capital Corp., 1.091%, ........        945,611
                                                                   ------------
                                                                      1,419,033
                                                                   ------------
TIME DEPOSITS: 1.9%
    378,738     Washington Mutual Bank, 1.170%, 01/16/04 .......        378,738
                                                                   ------------
REPURCHASE AGREEMENT: 13.4%
  2,733,070     Lehman Brothers Triparty Agreement, 1.080%, (2)       2,733,070
                                                                   ------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING
      (cost $4,530,841) ........................................      4,530,841
                                                                   ------------
TOTAL INVESTMENTS
      (cost $21,077,244), 122.9% ...............................     25,127,254
LIABILITIES IN EXCESS OF OTHER ASSETS, (22.9)% .................     (4,675,255)
                                                                   ------------
NET ASSETS, 100.0% .............................................   $ 20,451,999
                                                                   ============
*     Non-income producing security.
(1) This security or a portion of this security is out on loan at December 31, 2003. Total loaned securities had a market value of $4,294,871 at December 31, 2003.
(2) Collaterized by $2,870,196 of various investment grade corporate bonds and commercial papers with interest rate of 2.2% to 8.9%.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003

  Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCKS: 99.7%

BASIC MATERIALS: 5.4%
      5,814     Airgas, Inc. ...................................     $  124,885
      1,723     Cabot Corp. ....................................         54,860
      5,568     Caraustar Industries, Inc.* ....................         76,838
      2,415     Lubrizol Corp. .................................         78,536
      1,656     Minerals Technologies, Inc. ....................         98,118
      2,710     OM Group, Inc.* ................................         70,975
      3,119     Penford Corp. ..................................         42,824
        970     Potlach Corp. ..................................         33,727
      2,353     Reliance Steel & Aluminum Co. ..................         78,143
      2,985     Rock-Tenn Co. ..................................         51,521
      5,291     RPM, Inc. ......................................         87,090
      8,103     RTI International Metals, Inc.* ................        136,698
      2,182     Schweitzer - Mauduit International, Inc. .......         64,980
      3,840     Steel Dynamics, Inc.* ..........................         90,202
      5,026     Steel Technologies, Inc. .......................         88,910
                                                                   ------------
                                                                      1,178,307
                                                                   ------------
CONSUMER CYCLICALS: 18.3%
      3,374     Angelica Corp. .................................         74,228
      7,542     Ashworth, Inc.* ................................         60,864
      4,627     Aztar Corp.* ...................................        104,107
      2,933     Bassett Furniture Industries, Inc. .............         48,394
      2,823     Bob Evans Farms, Inc. ..........................         91,635
      4,179     Borders Group, Inc. ............................         91,604
      1,543     Borg-Warner, Inc. ..............................        131,263
      2,747     Brown Shoe Company, Inc. .......................        104,194
      3,110     Building Materials Holding Corp. ...............         48,298
      3,244     Burlington Coat Factory Warehouse Corp. ........         68,643
      4,261     Callaway Golf Co. ..............................         71,798
      3,651     CBRL Group, Inc.(1) ............................        139,687
      4,526     D.R. Horton, Inc. ..............................        195,795
      3,596     Department 56, Inc.* ...........................         47,108
      8,017     Enesco Group, Inc.* ............................         82,735
      2,841     Extended Stay America, Inc. ....................         41,138
      2,768     G&K Services, Inc. .............................        101,724
      3,848     Genesco, Inc.* .................................         58,220
      2,729     Haggar Corp. ...................................         53,243
      1,453     Hughes Supply, Inc. ............................         72,098
      1,138     International Speedway Corp. ...................         50,823
      3,920     Jakks Pacific, Inc.* (1) .......................         51,587
      4,670     K2, Inc.* ......................................         71,031
      3,076     Kellwood Co. ...................................        126,116
      2,012     Lear Corp. .....................................        123,396
      1,622     Mandalay Resort Group (1) ......................         72,536


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

 Shares                                                                  Value
--------------------------------------------------------------------------------
CONSUMER CYCLICALS, Continued
      1,311     MDC Holdings, Inc. .............................    $    84,559
      2,056     Neiman Marcus Group, Inc.* .....................        110,346
      9,007     Park Place Entertainment Corp.* ................         97,546
      2,350     Pegasus Solutions, Inc.* .......................         24,604
     14,808     Pinnacle Entertainment, Inc.* ..................        138,011
      8,526     Prime Hospitality Corp.* .......................         86,965
      2,490     RARE Hospital International, Inc.* .............         60,856
      3,410     Roto-Rooter, Inc. ..............................        157,201
      4,289     Ryan's Family Steak Houses, Inc.* ..............         64,935
        852     Ryland Group, Inc. .............................         75,521
      6,339     Salton, Inc.* (1) ..............................         82,724
      3,169     School Specialty, Inc.* ........................        107,778
      5,111     ShopKo Stores, Inc.* ...........................         77,943
        440     Standard Pacific Corp. .........................         21,362
      5,990     Stride Rite Corp. ..............................         68,166
      3,394     TBC Corp.* .....................................         87,599
      2,925     Tech Data Corp.* ...............................        116,093
      2,799     The Cato Corp. .................................         57,379
      2,800     Toll Brothers, Inc.* ...........................        111,328
      3,844     Watsco, Inc. ...................................         87,374
      1,948     Zale Corp.* ....................................        103,634
                                                                   ------------
                                                                      4,004,189
                                                                   ------------
 CONSUMER NON CYCLICALS: 11.1%
      5,214     Aaron Rents, Inc. ..............................        104,958
      2,186     Alpharma, Inc. - Class  A ......................         43,939
      4,418     Apogent Technologies, Inc.* ....................        101,791
      3,192     Bowne & Co., Inc. ..............................         43,284
      3,034     CDI Corp. ......................................         99,363
      1,780     CIMA Labs, Inc.* ...............................         58,064
      2,593     Conmed Corp.* ..................................         61,713
      4,019     Consolidated Graphics, Inc.* ...................        126,920
      2,827     Constellation Brands, Inc. - Class A* (1) ......         93,093
      4,184     Cross Country Healthcare, Inc.* ................         62,425
      2,971     Curative Health Services, Inc.* ................         41,000
      3,153     Flowers Foods, Inc. ............................         81,347
      3,611     Hain Celestial Group, Inc.* ....................         83,811
      1,706     Invacare Corp. .................................         68,871
      2,183     J & J Snack Foods Corp.* .......................         82,430
      2,370     Kroll, Inc.* ...................................         61,620
      1,457     Maximus, Inc.* .................................         57,012
      9,120     Millennium Pharmaceuticals, Inc.* ..............        170,270
      3,964     Omnicare, Inc.(1) ..............................        160,106
      2,798     PacifiCare Health Systems, Inc.* (1) ...........        189,145
      1,234     Pediatrix Medical Group, Inc.* .................         67,981
      2,066     Russ Berrie & Co., Inc. ........................         70,037
     14,215     Savient Pharmaceuticals, Inc.* .................         65,531


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

  Shares                                                                 Value
--------------------------------------------------------------------------------

CONSUMER NON CYCLICALS, Continued
      1,902     Sola International, Inc.* ......................     $   35,758
      3,573     Sourcecorp* ....................................         91,576
      2,336     Sunrise Senior Living, Inc.* (1) ...............         90,497
      4,151     United Rentals, Inc.* ..........................         79,948
      1,455     Universal Corp. ................................         64,267
      2,698     Viad Corp. .....................................         67,450
                                                                   ------------
                                                                      2,424,207
                                                                   ------------
ENERGY: 3.7%
      2,202     National Fuel Gas Co. ..........................         53,817
      1,836     Peabody Energy Corp. ...........................         76,580
      2,987     Pogo Producing Co. .............................        144,272
      2,164     Questar Corp. ..................................         76,065
      4,018     Swift Energy Co.* ..............................         67,703
      3,531     Valero Energy Corp. ............................        163,627
      5,251     Varco International, Inc.* .....................        108,328
      3,044     Weatherford International Ltd.* ................        109,584
                                                                   ------------
                                                                        799,976
                                                                   ------------
FINANCIAL SERVICES: 22.2%
      2,755     A.G. Edwards, Inc.(1) ..........................         99,814
      4,244     American Financial Group, Inc. .................        112,296
      1,809     AmerUs Group Co.(1) ............................         63,261
      2,005     Anchor BanCorp Wisconsin, Inc. .................         49,924
      1,355     Associated Banc-Corp. ..........................         57,791
      2,126     Bank of Hawaii Corp. ...........................         89,717
      5,106     Banknorth Group, Inc. ..........................        166,098
      1,509     City National Corp. ............................         93,739
      7,309     Colonial BancGroup, Inc. .......................        126,592
      2,410     Colonial Properties Trust ......................         95,436
      2,490     Commercial Federal Corp. .......................         66,508
      4,411     Compass Bancshares, Inc. .......................        173,396
      5,317     E*trade Group, Inc.* ...........................         67,260
      2,332     Everest Re Group Ltd.(1) .......................        197,287
      4,272     Fidelity National Financial, Inc. ..............        165,668
      2,675     First American Financial Corp. .................         79,635
     12,986     Fremont General Corp.(1) .......................        219,593
      2,812     Glenborough Realty Trust, Inc. .................         56,099
      2,738     HCC Insurance Holdings, Inc. ...................         87,068
      4,745     Hibernia Corp. .................................        111,555
      3,212     Hospitality Properties Trust ...................        132,591
      3,583     Independence Community Bank Corp. ..............        128,881
      1,907     IndyMac Bancorp, Inc.(1) .......................         56,810
      2,568     Irwin Financial Corp. ..........................         80,635
      1,933     Jefferies Group, Inc. ..........................         63,828
      1,718     M&T Bank Corp. .................................        168,879
      1,418     MAF Bancorp, Inc. ..............................         59,414
      1,952     Mercantile Bankshares Corp. ....................         88,972


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       ROCHDALE MID/SMALL VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003, (CONTINUED)

  Shares                                                                 Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, Continued
        744     Nuveen Cal Mun Market, Inc. ....................     $   10,959
      5,088     Ohio Casualty Corp.* ...........................         88,328
      6,404     Old Republic International Corp. ...............        162,393
      2,602     Provident Bankshares Corp. .....................         76,603
      3,326     Radian Group, Inc. .............................        162,143
      2,796     Raymond James Financial, Inc. ..................        105,409
      1,668     RLI Corp. ......................................         62,483
      4,772     Sovereign Bancorp, Inc. ........................        113,335
      2,452     Sovran Self Storage, Inc. ......................         91,092
      1,630     Stancorp Financial Group, Inc. .................        102,494
      2,642     Stewart Information Services Corp. .............        107,133
      1,854     Susquehanna Bancshares, Inc. ...................         46,369
      1,935     SWS Group, Inc. ................................         34,443
      4,256     The PMI Group, Inc.(1) .........................        158,451
      1,395     Unitrin, Inc. ..................................         57,767
      5,930     W.R. Berkley Corp. .............................        207,254
      3,470     Washington Federal, Inc. .......................         98,548
      1,674     Webster Financial Corp.(1) .....................         76,770
      1,456     Whitney Holding Corp. ..........................         59,681
      2,033     Zenith National Insurance Corp.(1) .............         66,174
                                                                   ------------
                                                                      4,846,576
                                                                   ------------
INDUSTRIALS: 22.7%
      1,225     A.O. Smith Corp. ...............................         42,936
      2,275     AGCO Corp.* (1) ................................         45,819
      1,941     Albany International Corp. .....................         65,800
      2,197     Alexander & Baldwin, Inc. ......................         74,017
      1,808     Analogic Corp. .................................         74,128
      3,762     Applied Industrial Technologies, Inc. ..........         89,761
      1,796     AptarGroup, Inc. ...............................         70,044
      4,326     Arrow Electronics, Inc.* (1) ...................        100,104
      6,156     Artesyn Technologies, Inc.* ....................         52,449
      4,823     Avnet, Inc.* (1) ...............................        104,466
      2,302     Benchmark Electronics, Inc.* ...................         80,133
        996     Briggs & Stratton Corp. ........................         67,130
      1,162     Carlisle Companies, Inc. .......................         70,719
      3,360     Checkpoint Systems, Inc.* ......................         63,538
      1,100     CNF, Inc. ......................................         37,290
      3,902     Commercial Metals Co. ..........................        118,621
      8,633     Concord Camera Corp.* ..........................         79,855
      4,133     DRS Technologies, Inc.* ........................        114,815
      2,500     EGL, Inc.* .....................................         43,900
      2,339     Energizer Holdings, Inc.* ......................         87,853
      3,149     Esterline Technologies Corp.* ..................         83,984
      2,563     Flowserve Corp.* ...............................         53,515
      4,235     Gatx Corp. .....................................        118,495
      7,120     Gerber Scientific, Inc.* .......................         56,675


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

  Shares                                                                 Value
--------------------------------------------------------------------------------
 INDUSTRIALS, Continued
      3,138     Griffon Corp.* (1) .............................   $     63,576
      1,599     Harsco Corp.(1) ................................         70,068
      1,727     Hubbell, Inc. ..................................         76,161
      1,087     IDEX Corp. .....................................         45,208
      6,577     IMCO Recycling, Inc.* ..........................         65,047
      2,797     Intermagnetics General Corp.* ..................         61,982
      2,447     InVision Technologies, Inc.* ...................         82,146
      3,534     J.B. Hunt Transport Services, Inc.* ............         95,453
      3,726     Kansas City Southern Industries, Inc.* .........         53,356
      1,317     Kaydon Corp. ...................................         34,031
      3,959     Kemet Corp.* ...................................         54,199
      4,688     L-3 Communications Holdings, Inc.* .............        240,776
      2,029     Lawson Products, Inc. ..........................         67,322
      1,700     Lennox International, Inc. .....................         28,390
      5,189     Lydall, Inc.* ..................................         52,876
      6,057     Methode Electronics, Inc. ......................         74,077
      2,043     Mueller Industries, Inc.* ......................         70,197
      4,396     Myers Industries, Inc. .........................         53,280
      2,670     Offshore Logistics, Inc.* ......................         65,468
      2,497     Overseas Shipholding Group, Inc. ...............         85,023
      3,800     Paxar Corp.* ...................................         50,920
      2,475     Pentair, Inc. ..................................        113,108
      4,177     Precision Castparts Corp.(1) ...................        189,678
      2,511     Quanex Corp. ...................................        115,757
      6,889     Republic Services, Inc. ........................        176,565
      3,354     Stewart & Stevenson Services, Inc. .............         47,124
      4,376     Sturm Ruger & Co., Inc. ........................         49,755
      4,750     Swift Transportation Co., Inc.* ................         99,845
      1,307     Tecumseh Products Co. ..........................         63,298
      2,500     The Brink's Co. ................................         56,525
      2,191     Thomas Industries, Inc. ........................         75,940
      3,913     Universal Forest Products, Inc. ................        125,920
      1,077     USF Corp. ......................................         36,823
      7,956     Vishay Intertechnology, Inc.* (1) ..............        182,192
      1,858     Waste Connections, Inc.* .......................         70,177
      2,853     Watts Industries, Inc. .........................         63,337
      4,711     Werner Enterprises, Inc. .......................         91,817
      1,234     Woodward Governor Co. ..........................         70,128
      1,655     York International Corp. .......................         60,904
                                                                   ------------
                                                                      4,974,496
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

  Shares                                                                  Value
--------------------------------------------------------------------------------

TECHNOLOGY: 7.0%
     20,038     Atmel Corp.* ...................................   $    120,428
      4,040     Axcelis Technologies, Inc.* ....................         41,289
      4,975     Ceridian Corp.* ................................        104,177
      4,862     Cypress Semiconductor Corp.* (1) ...............        103,852
      4,489     eFunds Corp.* ..................................         77,884
      2,629     Fairchild Semiconductor Corp.* .................         65,646
      4,795     Global Imaging Systems, Inc.* ..................        152,241
      1,964     Hutchinson Technology, Inc.* ...................         60,373
      1,946     Imagistics International, Inc.* ................         72,975
      1,305     Imation Corp. (1) ..............................         45,871
      3,409     Integrated Device Technology, Inc.* ............         58,533
      2,279     International Rectifier Corp.* .................        112,605
      6,197     Intersil Holding Corp. .........................        153,995
      5,799     Lattice Semiconductor Corp.* ...................         56,134
      8,017     Skyworks Solutions, Inc.* ......................         69,748
      6,112     SPSS, Inc.* ....................................        109,283
      4,411     Systems & Computer Technology Corp.* ...........         72,120
        380     Talx Corp. .....................................          8,751
      3,125     Verity, Inc.* ..................................         52,156
                                                                   ------------
                                                                      1,538,061
                                                                   ------------
TELECOMMUNICATIONS: 6.7%
      8,611     3Com Corp.* ....................................         70,352
      3,250     4 Kids Entertainment, Inc.* ....................         84,565
      3,992     Advanced Fibre Communications, Inc.* (1) .......         80,439
      6,086     Belo Corp. .....................................        172,477
      1,559     Black Box Corp. ................................         71,823
      4,820     Checkfree Corp.* ...............................        133,273
      6,062     Emmis Communications Corp. - Class A* ..........        163,977
      1,476     Entercom Communications Corp. - Class A* .......         78,169
      1,914     Harris Corp. ...................................         72,636
      2,019     Lee Enterprises, Inc. ..........................         88,129
        900     Media General, Inc. ............................         58,590
      6,715     Network Associates, Inc.* (1) ..................        100,994
        933     Network Equipment Technologies, Inc.* ..........         10,263
      2,980     Polycom, Inc.* .................................         58,170
      9,950     RF Micro Devices, Inc.* (1) ....................         99,998
      3,825     Thomas Nelson, Inc. ............................         73,937
      1,928     West Corp.* ....................................         44,787
                                                                   ------------
                                                                      1,462,579
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

  Shares                                                                 Value
--------------------------------------------------------------------------------
UTILITIES: 2.6%
      3,732     Central Vermont Public Service Corp. ...........     $   87,702
      2,033     Energen Corp. ..................................         83,414
      1,917     Green Mountain Power Corp. .....................         45,241
      2,706     MDU Resources Group, Inc. ......................         64,430
      2,122     PNM Resources, Inc. ............................         59,628
      2,563     Puget Energy, Inc. .............................         60,923
      1,968     Southern Union Co.* ............................         36,211
      3,095     Unisource Energy Corp. .........................         76,323
      2,178     WGL Holdings, Inc. .............................         60,527
                                                                   ------------
                                                                        574,399
                                                                   ------------
Total Common Stocks
   (cost $17,661,611) ..........................................     21,802,790
                                                                   ------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       ROCHDALE MID/SMALL VALUE PORTFOLIO

  Principal Amount                                                       Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 0.4%
Money Market Investment: 0.4%
  $  82,715     Union Bank of California Money Market Fund .....   $     82,715
                                                                   ------------
Total Short-term Investment
  (cost $82,715) ...............................................         82,715
                                                                   ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING - 14.3%
 Commercial Paper: 4.5%
    326,756     Bear Stearns & Co., 1.150%, 01/07/04 ...........        326,756
    652,660     General Electric Capital Corp., 1.091%, 02/10/04        652,660
                                                                   ------------
                                                                        979,416
                                                                   ------------
 Time Deposits: 1.2%
    261,405     Washington Mutual Bank, 1.170%, 01/16/04 .......        261,405
                                                                   ------------
 Repurchase Agreement: 8.6%
  1,886,364     Lehman Brothers Triparty Agreement,
                 1.080%, 01/02/04(2) ...........................      1,886,364
                                                                   ------------
 Total Investments Purchased With Cash Proceeds
   From Securities Lending
         (cost $3,127,185) .....................................      3,127,185
                                                                   ------------
TOTAL INVESTMENTS
  (cost $20,871,511), 114.4% ...................................     25,012,690
 LIABILITIES IN EXCESS OF OTHER ASSETS, (14.4)% ................     (3,145,288)
                                                                   ------------
 NET ASSETS, 100.0% ............................................   $ 21,867,402
                                                                   ============
*  Non-income producing security.

(1) - This security or a portion of this security is out on loan at December 31, 2003. Total loaned securities had a market value of $3,004,424 at December 31, 2003.
(2) - Collaterized by $1,981,008 of various investment grade corporate bonds and commercial papers with interest rate of 2.2% to 8.9%.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            ROCHDALE ATLAS PORTFOLIO


SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003

 Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS: 101.1%

AUSTRIA: 9.8%
     13,400     Erste Bank Der Oesterreichischen Sparkassen AG .    $ 1,655,899
     73,800     Immofinanz Immobilien Analgen* .................        586,452
      5,000     OMV AG .........................................        744,701
     56,000     Telekom Austria AG* (1) ........................        692,229
                                                                   ------------
                                                                      3,679,281
                                                                   ------------
BELGIUM: 3.2%
     18,500     Groupe Bruxelles Lambert SA ....................      1,042,374
      3,501     KBC Bancassurance Holding ......................        163,480
                                                                   ------------
                                                                      1,205,854
                                                                   ------------
CANADA: 6.8%
      8,200     Alcan Aluminum, Ltd. ...........................        384,990
     14,800     BCE, Inc. ......................................        330,928
     10,300     Canadian Pacific Railway, Ltd. .................        289,945
     18,947     Encana Corp. ...................................        747,270
     13,050     Fairmont Hotels & Resorts, Inc. ................        354,177
     11,100     Inco, Ltd.* ....................................        442,002
                                                                   ------------
                                                                      2,549,312
                                                                   ------------
CHINA: 8.2%
     30,200     China Petroleum & Chemical Corp., ADR ..........      1,341,182
  1,192,000     China Southern Airlines Co., Ltd.* .............        510,511
    714,000     Huaneng Power International, Inc. ..............      1,236,965
                                                                   ------------
                                                                      3,088,658
                                                                   ------------
FRANCE: 3.2%
      8,600     Accor SA .......................................        389,429
      6,200     Schneider Electric SA ..........................        405,877
      5,000     Vinci SA .......................................        414,038
                                                                   ------------
                                                                      1,209,344
                                                                   ------------
GERMANY: 3.6%
      8,200     BASF AG, ADR ...................................        457,150
      6,300     Siemens AG ADR .................................        503,622
      7,100     Volkswagen AG(1) ...............................        397,180
                                                                   ------------
                                                                      1,357,952
                                                                   ------------
HONG KONG: 4.0%
     32,550     China Mobile, Ltd./HK, ADR .....................        505,501
  1,180,000     Legend Holdings, Ltd. ..........................        505,371
    205,000     Shanghai Industrial Holdings, Ltd. .............        468,694
                                                                   ------------
                                                                      1,479,566
                                                                   ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            ROCHDALE ATLAS PORTFOLIO

   Shares                                                               Value
--------------------------------------------------------------------------------

JAPAN: 21.4%
     47,000     Aichi Machine Industry Co., Ltd.* ..............   $    137,268
     13,000     Canon Sales Co., Inc. ..........................        113,418
     10,007     Canon, Inc., ADR ...............................        476,733
     74,000     Daiho Corp. ....................................        114,622
     58,000     Daiwa Kosho Lease Co., Ltd. ....................        214,855
     21,000     Daiwabo Information System Co., Ltd. ...........        172,436
    104,000     Descente, Ltd.* ................................        206,700
     26,700     Edion Corp. ....................................        249,884
    128,000     Gakken Co., Ltd.* ..............................        167,211
     58,000     Hitachi, Ltd. ..................................        349,613
     19,000     Intec, Inc. ....................................        122,861
     22,000     Japan Securities Finance Co., Ltd. .............        115,573
     23,000     Japan Smaller Capitalization Fund, Inc.* .......        250,700
     23,000     Kagoshima Bank, Ltd. ...........................        130,270
     60,000     Kishu Paper Co., Ltd. ..........................         99,095
     26,000     Kojima Co., Ltd.(1) ............................        161,090
    104,600     Marudai Food Co., Ltd. .........................        176,660
     26,000     Mitsubishi Tokyo Financial Group, Inc., ADR ....        203,580
    130,000     Naigai Co., Ltd.* ..............................         87,338
     98,000     Nihon Yamamura Glass Co., Ltd. .................        172,828
     34,200     Nippo Corp. ....................................        181,898
     63,000     Nippon Shinpan Co., Ltd. .......................        168,713
     32,000     Nishimatsu Construction Co., Ltd. ..............        106,000
     20,000     Nomura Securities Co., Ltd. ....................        340,580
        198     NTT Docomo, Inc.(1) ............................        448,950
     56,000     Raito Kogyo Co., Ltd. ..........................        209,014
     25,000     Ryoyo Electro Corp. ............................        266,166
    131,000     Sanyo Special Steel  Co., Ltd. .................        193,132
     26,900     Seino Transportation Co., Ltd.(1) ..............        222,389
     13,836     Sony Corp., ADR ................................        479,694
         57     Sumitomo Mitsui Financial Group, Inc.(1) .......        303,695
     94,000     The Nippon Road Co., Ltd. ......................        154,372
     90,000     The Nippon Synthetic Chemical Industry Co., Ltd.        171,317
     69,300     The Sumitomo Warehouse Co., Ltd.(1) ............        204,984
     64,900     Toda Corp. .....................................        183,491
    100,000     Tokyo Rope Mfg. Co., Ltd.* .....................        111,972
      8,137     Toyota Motor Corp., ADR ........................        559,419
                                                                   ------------
                                                                      8,028,521
                                                                   ------------
MEXICO: 10.4%
     20,800     America Movil SA de CV, ADR ....................        568,672
     29,023     Cemex SA de CV, ADR ............................        760,403
     62,000     Grupo Carso SA de CV ...........................        217,936
    870,000     Grupo Financiero BBVA Bancomer* ................        743,242
      8,600     Grupo Televisa SA, GDR .........................        342,796
     13,800     Telefonos de Mexico SA, ADR ....................        455,814
    278,000     Walmart de Mexico ..............................        792,395
                                                                   ------------
                                                                      3,881,258
                                                                   ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            ROCHDALE ATLAS PORTFOLIO

  Shares                                                                 Value
--------------------------------------------------------------------------------
NETHERLANDS: 1.2%
     15,900     Koninklijke (Royal) Philips Electronics NV .....     $  462,531
                                                                   ------------
NORWAY: 6.1%
     90,135     Den Norske Bank ASA ............................        601,550
     18,200     Norsk Hydro ASA ................................      1,123,001
     24,700     Orkla ASA ......................................        553,196
                                                                   ------------
                                                                      2,277,747
                                                                   ------------
SINGAPORE: 6.7%
     48,700     City Developments, Ltd. ........................        173,488
     52,000     DBS Group Holdings, Ltd. .......................        450,097
     42,400     Oversea-Chinese Banking Corp., Ltd. ............        302,090
     41,500     Singapore Airlines, Ltd. .......................        273,685
     17,200     Singapore Press Holdings, Ltd. .................        191,415
    150,000     Singapore Technology Engineering, Ltd. .........        180,180
    287,000     Singapore Telecommunications, Ltd. .............        331,225
     49,000     United Overseas Bank ...........................        380,851
     19,000     Venture Corporation, Ltd. ......................        223,753
                                                                   ------------
                                                                      2,506,784
                                                                   ------------
SWITZERLAND: 1.2%
     29,100     Clariant AG* ...................................        429,412
                                                                   ------------

TAIWAN: 3.3%
    323,000     Taiwan Semiconductor Manufacturing Co., Ltd.* ..        604,138
    751,000     United Microelectronics Corp.* .................        643,714
                                                                   ------------
                                                                      1,247,852
                                                                   ------------
THAILAND: 12.0%
    541,000     Advanced Info Services Public Co., Ltd. ........      1,160,578
    119,000     BEC World Public Co., Ltd. .....................        678,756
    808,000     Kasikornbank Public Co., Ltd.* .................      1,325,510
    140,000     The Siam Cement Public Co. .....................        897,470
     69,000     The Siam Cement Public Co., Ltd. ...............        442,324
                                                                   ------------
                                                                      4,504,638
                                                                   ------------
Total Common Stocks
  (cost $29,779,929) ...........................................     37,908,710
                                                                   ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            ROCHDALE ATLAS PORTFOLIO

 Principal Amount                                                        Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.2%
Money Market Investment: 0.2%
 $   71,517     Highmark Diversified Money Market Fund .........   $     71,517
                                                                   ------------
Total Short-term Investment
  (cost $71,517) ...............................................         71,517
                                                                   ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING - 5.5%
Commercial Paper: 1.7%
    216,023     Bear Stearns & Co., 1.150%, 01/07/04 ...........        216,023
    431,483     General Electric Capital Corp., 1.091%, 02/10/04        431,483
                                                                   ------------
                                                                        647,506
                                                                   ------------
Time Deposits: 0.5%
    172,818     Washington Mutual Bank, 1.170%, 01/16/04 .......        172,818
                                                                   ------------
Repurchase Agreement: 3.3%
  1,247,101     Lehman Brothers Triparty Agreement,
                1.080%, 01/02/04(2) ............................      1,247,101
                                                                   ------------
Total Investments Purchased With Cash Proceeds
From Securities Lending
  (cost $2,067,425) ............................................      2,067,425
                                                                   ------------
TOTAL INVESTMENTS
  (cost $31,918,871):  106.8% ..................................     40,047,652
LIABILITIES IN EXCESS OF OTHER ASSETS, (6.8)% ..................     (2,532,387)
                                                                   ------------
NET ASSETS, 100.0% .............................................   $ 37,515,265
                                                                   ============
  *  Non-income producing security.
ADR  American Depositary Receipt.
GDR  Global Depositary Receipt.

(1) -This security or a portion of this security is out on loan at December 31, 2003. Total loaned securities had a market value of $1,953,546 at December 31, 2003.
(2) -Collaterized by $1,309,672 of various investment grade corporate bonds and commercial papers with interest rate of 2.2% to 8.9%.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            ROCHDALE ATLAS PORTFOLIO

                                                                        % of
    Sector                                                           Net Assets
--------------------------------------------------------------------------------
Basic Materials ................................................           5.8%
Consumer, Cyclical .............................................          13.8%
Consumer, Non-cyclical .........................................           2.0%
Diversified ....................................................           4.6%
Energy .........................................................          10.6%
Financial ......................................................          27.3%
Industrial .....................................................          17.0%
Technology .....................................................           6.7%
Telecommunications .............................................          15.7%
Utilities ......................................................           3.3%
                                                                   -----------
Total Investments in Securities ................................         106.8%
Liabilities in excess of other Assets ..........................          (6.8)%
                                                                   -----------
Net Assets .....................................................        100.00%
                                                                   ===========











SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      ROCHDALE DIVIDEND & INCOME PORTFOLIO


 SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003

  Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCKS: 98.9%
BASIC MATERIALS: 4.7%
      4,903     Dow Chemical Co. ...............................   $    203,818
      5,213     Plum Creek Timber Co., Inc. ....................        158,736
      2,348     Weyerhaeuser Co. ...............................        150,272
                                                                   ------------
                                                                        512,826
                                                                   ------------
CONSUMER CYCLICALS: 2.7%
      3,543     General Motors Corp. ...........................        189,196
      3,406     May Department Stores Co. ......................         99,012
                                                                   ------------
                                                                        288,208
                                                                   ------------
CONSUMER NON CYCLICALS: 13.2%
      6,033     Bristol-Myers Squibb Co. .......................        172,544
      8,472     Conagra, Inc. ..................................        223,576
      3,885     H.J. Heinz & Co. ...............................        141,531
      3,001     Kraft Foods, Inc. ..............................         96,692
      2,864     Landauer, Inc. .................................        116,794
      5,746     Loews Corp. - Carolina Group ...................        145,029
      3,526     Merck & Co., Inc. ..............................        162,901
      1,173     R.J. Reynolds Tobacco Holdings, Inc. ...........         68,210
        875     Schering-Plough Corp. ..........................         15,216
      5,312     UST, Inc. ......................................        189,585
      2,865     WD-40 Co. ......................................        101,307
                                                                   ------------
                                                                      1,433,385
                                                                   ------------
ENERGY: 8.0%
      2,404     ChevronTexaco Corp. ............................        207,682
      4,491     Equitable Resources, Inc. ......................        192,754
      4,963     Exxon Mobil Corp. ..............................        203,483
      4,491     National Fuel Gas Co. ..........................        109,760
      3,746     Occidental Petroleum Corp. .....................        158,231
                                                                   ------------
                                                                        871,910
                                                                   ------------
FINANCIAL SERVICES: 26.8%
      7,280     ACM Income Fund, Inc. ..........................         62,462
      6,605     Amsouth Bancorporation .........................        161,823
      3,171     Bank of America Corp. ..........................        255,044
      6,499     Calamos Convertible Opportunities and
                  Income Fund ..................................        136,479
      3,612     Comerica, Inc. .................................        202,489
     12,900     First Commonwealth Financial Corp. .............        183,954
      6,844     FirstMerit Corp. ...............................        184,583
      6,763     KeyCorp ........................................        198,291
      4,406     National City Corp. ............................        149,540
      4,505     NBT Bancorp, Inc. ..............................         96,587
     13,195     Nuveen Quality Preferred Income Fund II ........        210,592
      5,818     People's Bank ..................................        189,667
      4,547     Sovran Self Storage, Inc. ......................        168,921
      4,819     Susquehanna Bancshares, Inc. ...................        120,523



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      ROCHDALE DIVIDEND & INCOME PORTFOLIO



 SCHEDULE OF INVESTMENTS at December 31, 2003, (Continued)
  Shares                                                                Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, Continued
      3,107     The St. Paul Companies, Inc. ...................   $    123,193
     13,690     Trustco Bank Corp. NY ..........................        180,024
      4,944     Union Planters Corp. ...........................        155,687
      3,149     Whitney Holding Corp. ..........................        129,078
                                                                   ------------
                                                                      2,908,937
                                                                   ------------
INDUSTRIALS: 2.5%
      2,802     Eastman Kodak Co. ..............................         71,927
      4,722     Federal Signal Corp. ...........................         82,729
      1,937     General Electric Co. ...........................         60,008
      1,622     Honeywell International, Inc. ..................         54,223
                                                                   ------------
                                                                        268,887
                                                                   ------------
REIT: 24.9%
      3,729     Camden Property Trust ..........................        165,195
      3,594     Colonial Properties Trust ......................        142,322
      5,896     First Industrial Realty Trust, Inc. ............        198,990
      7,133     Glenborough Realty Trust, Inc. .................        142,303
      6,119     Glimcher Realty Trust ..........................        136,943
      3,518     Health Care Property Investors, Inc. ...........        178,714
      4,485     Health Care REIT, Inc. .........................        161,460
      6,943     HRPT Properties Trust ..........................         70,055
      3,965     Liberty Property Trust .........................        154,239
      2,965     Mack-Cali Realty Corp. .........................        123,403
     10,194     Nationwide Health Properties, Inc. .............        199,293
      8,902     New Plan Excel Realty Trust ....................        219,612
      4,533     Pennsylvania Real Estate Investment Trust ......        164,548
      4,446     Tanger Factory Outlet Centers, Inc. ............        180,952
      3,088     The Macerich Co. ...............................        137,416
      6,890     US Restaurant Properties, Inc. .................        117,406
      7,100     Washington Real Estate Investment Trust ........        207,320
                                                                   ------------
                                                                      2,700,171
                                                                   ------------
TELECOMMUNICATIONS: 2.6%
      3,675     SBC Communications, Inc. .......................         95,807
      5,203     Verizon Communications, Inc. ...................        182,521
                                                                   ------------
                                                                        278,328
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      ROCHDALE DIVIDEND & INCOME PORTFOLIO

  Shares                                                                 Value
--------------------------------------------------------------------------------
UTILITIES: 13.5%
      3,489     Cinergy Corp. ..................................    $   135,408
      2,016     Cleco Corp. ....................................         36,248
      2,654     Dominion Resources, Inc. .......................        169,405
      4,440     DTE Energy Co. .................................        174,936
      3,986     Hawaiian Electric Industries, Inc. .............        188,817
      4,723     KeySpan Corp. ..................................        173,806
      1,107     NiSource, Inc. .................................         24,288
      5,832     Northwest Natural Gas Co. ......................        179,334
      2,255     Peoples Energy Corp. ...........................         94,800
      2,010     Pinnacle West Capital Corp. ....................         80,440
      1,594     Progress Energy, Inc. ..........................         72,144
      3,103     Public Service Enterprise Group, Inc. ..........        135,911
                                                                   ------------
                                                                      1,465,537
                                                                   ------------
 Total Common Stocks
         (cost $9,966,967) .....................................     10,728,189
                                                                   ============

  Principal Amount                                                       Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 1.5%
Money Market Investment: 1.5%
$   166,638     Union Bank of California Money Market Fund .....        166,638
                                                                   ------------
Total Short-term Investment
  (cost $166,638) ..............................................        166,638
                                                                   ------------
TOTAL INVESTMENTS
  (cost $10,133,605), 100.4% ...................................     10,894,827
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS, (0.4)% ..................        (47,414)
NET ASSETS, 100.0% .............................................   $ 10,847,413
                                                                   ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003

Principal Amount                                               Coupon Rate       Maturity Date           Value
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS: 46.8%
BASIC MATERIALS: 0.1%
  $  20,000     Eastman Chemical Co. ........................    6.375%            01/15/04           $     20,021
                                                                                                      ------------
CONSUMER CYCLICALS: 2.9%
     15,000     Cooper Tire & Rubber Co. ....................    7.750%            12/15/09                 17,194
     40,000     DaimlerChrysler NA Holding Corp. ............    7.400%            01/20/05                 42,165
    585,000     May Department Stores Co. ...................   10.625%            11/01/10                782,346
                                                                                                      ------------
                                                                                                           841,705
                                                                                                      ------------
FINANCIAL SERVICES: 31.1%
    130,000     Bank of America Corp. .......................    7.800%            02/15/10                154,596
     40,000     Banc One Corp. ..............................    7.600%            05/01/07                 45,459
    500,000     Callable Asset Swap Trust ...................    3.250%            01/15/13                475,000
    500,000     Chemical Bank ...............................    6.700%            08/15/08                558,449
    100,000     Chubb Corp. .................................    7.125%            12/15/07                113,179
     25,000     Cigna Corp. .................................    8.250%            01/01/07                 28,102
     50,000     Citicorp ....................................    7.750%            06/15/06                 56,193
     23,000     Citigroup, Inc. .............................    5.800%            03/15/04                 23,205
    125,000     First Union Corp. ...........................    6.300%            04/15/08                137,034
     25,000     First Union National Bank ...................    7.125%            10/15/06                 27,859
    175,000     General Electric Capital Corp. ..............    8.750%            05/21/07                207,449
    400,000     HSBC USA Capital Trust ......................    7.530%            12/04/26                436,978
    100,000     HSBC USA, Inc. ..............................    8.375%            02/15/07                115,996
  1,000,000     International Lease Finance Corp. ...........    5.875%            05/01/13              1,053,550
    450,000     International Lease Finance Corp. ...........    5.700%            07/03/06                480,169
    340,000     JP Morgan Chase & Co. .......................    7.000%            11/15/09                391,865
     20,000     Key Bank ....................................    7.550%            09/15/06                 22,421
    100,000     Midland Bank Plc ............................    7.625%            06/15/06                112,466
    500,000     Morgan JP & Co., Inc. .......................    0.000%            04/24/27                 90,909
    300,000     National Rural Utilities ....................    6.550%            11/01/18                334,420
    250,000     Salomon Smith Barney Holdings, Inc. .........    7.300%            08/01/13                285,287
  1,000,000     SLM Corp. ...................................    4.470%            01/01/14                982,170
  1,000,000     SLM Corp. ...................................    5.150%            04/25/18                963,151
    310,000     Stilwell Financial ..........................    7.000%            11/01/06                338,719
     25,000     Suntrust Banks, Inc. ........................    6.000%            02/15/26                 26,792
     25,000     Suntrust Banks, Inc. ........................    6.125%            02/15/04                 25,135
  1,295,000     Transamerica Corp. ..........................    9.375%            03/01/08              1,539,224
    100,000     Union Planters Bank NA ......................    6.500%            03/15/08                107,851
     25,000     Wells Fargo Co. .............................    7.125%            08/15/06                 27,860
                                                                                                      ------------
                                                                                                         9,161,488
                                                                                                      ------------
INDUSTRIALS: 2.6%
    130,000     Burlington Resources, Inc. ..................    8.200%            03/15/25                162,571
    100,000     CSX Transportation, Inc. ....................    6.400%            03/15/06                108,626
    100,000     Louisiana Land & Exploration ................    7.650%            12/01/23                111,769
    325,000     Noble Corp. .................................    6.950%            03/15/09                369,932
     25,000     Ryder System, Inc. ..........................    9.875%            05/15/17                 29,506
                                                                                                      ------------
                                                                                                           782,404
                                                                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2003, (CONTINUED)

Principal Amount                                               Coupon Rate       Maturity Date             Value
---------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY: 0.5%
  $  75,000     Computer Associates International, Inc. .....    6.375%            04/15/05          $      78,402
     50,000     First Data Corp. ............................    6.375%            12/15/07                 55,366
                                                                                                      ------------
                                                                                                           133,768
                                                                                                      ------------
TELECOMMUNICATIONS: 8.0%
    180,000     Airtouch Communication Vodafone Group .......    6.650%            05/01/08                202,344
  1,000,000     Boeing Capital Corp. ........................    7.300%            02/01/12              1,089,554
    500,000     GTE North, Inc. .............................    7.625%            05/15/26                532,231
    300,000     US Cellular Corp. ...........................    7.250%            08/15/07                307,251
    200,000     Walt Disney Co. .............................    5.620%            12/01/08                210,187
                                                                                                      ------------
                                                                                                         2,341,567
                                                                                                      ------------
UTILITIES: 1.6%

     40,000     PP&L, Inc. ..................................    6.550%            03/01/06                 43,332
    100,000     TXU Eastern Funding Co. .....................    6.450%            05/15/05                 13,500
    175,000     Virginia Electric and Power Co. .............    7.000%            01/01/24                180,337
    200,000     West Texas Utilities Co. ....................    7.750%            06/01/07                227,333
                                                                                                      ------------
                                                                                                           464,502
                                                                                                      ------------
Total Corporate Bonds
  (cost $13,424,533)                                                                                    13,745,455
                                                                                                      ------------
MUNICIPAL BONDS: 2.7%
    780,000     San Marcos Public Facilities Authority/CA ...   4.730%             08/01/13                781,763
                                                                                                      ------------
Total Municipal Bonds
  (cost $780,000)                                                                                          781,763
                                                                                                      ------------
ASSET BACKED SECURITIES: 3.4%
    171,940     CS First Boston Mortgage Securities Corp. ...    8.381%            06/25/33                171,118
    715,205     Mastr Asset Securitization Trust ............   10.934%            09/25/33                703,076
    130,000     Private Export Funding Corp. ................    5.530%            04/30/06                139,641
                                                                                                      ------------
Total Asset Backed Securities
  (cost $1,014,190)                                                                                      1,013,835
                                                                                                      ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.3%
U.S. Government Non-Mortgage-Backed Securities: 20.4%
  1,000,000     Federal Home Loan Bank ......................    5.250%            10/30/12                980,000
  1,000,000     Federal Home Loan Bank ......................    4.850%            04/22/13                995,956
  1,500,000     Federal Home Loan Bank ......................    4.000%            07/02/15              1,433,553
    500,000     Federal Home Loan Bank ......................    5.300%            03/13/18                497,185
  1,000,000     Federal Home Loan Mortgage Corp. ............    6.250%            03/05/07              1,073,186
  1,000,000     Federal Home Loan Mortgage Corp. ............    4.500%            10/27/08              1,025,023
                                                                                                      ------------
                                                                                                         6,004,903
                                                                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

Principal Amount                                               Coupon Rate       Maturity Date           Value
---------------------------------------------------------------------------------------------------------------------------
Other Mortgage-Backed Securities : 22.9%
$    30,000     Federal National Mortgage Association (1) ...    5.625%            05/14/04          $      30,494
  1,000,000     Federal National Mortgage Association .......    5.000%            11/23/11              1,011,712
  2,400,000     Federal National Mortgage Association .......    5.500%            07/18/12              2,458,140
  1,000,000     Federal National Mortgage Association (1) ...    4.750%            02/21/13                984,520
    250,000     Federal National Mortgage Association .......    6.500%            04/24/17                271,266
  1,000,000     Federal National Mortgage Association .......    5.750%            11/07/17              1,020,561
  1,000,000     Federal National Mortgage Association .......    4.600%            06/05/18                961,777
                                                                                                         6,738,470
                                                                                                      ------------
Total U.S. Government Agency Obligations
  (cost $12,825,564) ........................................                                           12,743,373
                                                                                                      ------------


Shares
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 0.9%

UTILITIES: 0.9%
      6,500     DTE Energy Co.(1) ...........................                                             256,100
                                                                                                     ------------
Total Common Stocks
  (cost $240,030) ...........................................                                             256,100
                                                                                                     ------------
MUTUAL FUND INVESTMENTS: 0.8%
     10,000     Select Sector SPDR Fund .....................                                             233,300
                                                                                                     ------------
Total Mutual Fund Investments
(cost $218,750) .............................................                                             233,300
                                                                                                     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

  Principal Amount                                                      Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.8%
Money Market Investment: 0.8%
$   224,399     Union Bank of California Money Market Fund .....    $   224,399
                                                                    -----------
Total Short-Term Investment
  (cost $224,399) ..............................................        224,399
                                                                    -----------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING - 4.1%
Commercial Paper: 1.3%
    127,254     Bear Stearns & Co., 1.150%, 01/07/04 ...........        127,254
    254,176     General Electric Capital Corp., 1.091%,
                  02/10/04 .....................................        254,176
                                                                    -----------
                                                                        381,430
                                                                    -----------
Time Deposits: 0.3%
    101,803     Washington Mutual Bank, 1.170%, 01/16/04 .......        101,803
                                                                    -----------
 Repurchase Agreement: 2.5%
    734,635     Lehman Brothers Triparty Agreement,
                  1.080%, 01/02/04(2) ..........................        734,635
                                                                    -----------

Total Investments Purchased With Cash Proceeds
 From Securities Lending
  (cost $1,217,868) ............................................      1,217,868
                                                                    -----------
TOTAL INVESTMENTS
     (cost $29,945,334), 102.8%                                      30,216,093
LIABILITIES IN EXCESS OF OTHER ASSETS, (2.8%) ..................       (819,083)
                                                                    -----------
NET ASSETS, 100.0% .............................................    $29,397,010
                                                                    ===========

(1) -This security or a portion of this security is out on loan at December 31, 2003. Total loaned securities had a market value of $1,189,897 at December 31, 2003.
(2) -Collaterized by $771,495 of various investment grade corporate bonds and commercial papers with interest rate of 2.2% to 8.9%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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48

                              ROCHDALE INVESTMENT TRUST


STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 2003

                                                            Large Growth      Large Value       Mid/Small        Mid/Small
                                                              Portfolio        Portfolio     Growth Portfolio  Value Portfolio
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities at cost ......................     $ 22,521,028      $ 26,916,289      $ 21,077,244      $ 20,871,511
                                                             ============      ============      ============      ============
Investments in securities at value
  (Including $5,464,818, $7,517,879,
  $4,530,841, and $3,127,185, of
  securities loaned, respectively) .....................     $ 24,538,818      $ 29,960,933      $ 25,127,254      $ 25,012,690
Cash ...................................................              185              --                --                --
Collateral from brokers on
  securities loaned ....................................              685               943               568               392
Receivables:
  Securities sold ......................................             --              80,664            11,852              --
  Dividends and interest ...............................           24,575            28,315             7,546            16,315
  Fund shares sold .....................................              300            14,044            16,725            26,648
  Due from Advisor .....................................             --                --                --                --
Prepaid expenses .......................................            5,005             4,378             4,630             4,774
                                                             ------------      ------------      ------------      ------------
TOTAL ASSETS ...........................................       24,569,568        30,089,277        25,168,575        25,060,819
                                                             ------------      ------------      ------------      ------------
LIABILITIES
Payable upon return of securities loaned ...............        5,465,503         7,518,822         4,531,409         3,127,577
Cash overdraft .........................................             --              29,337              --                --
Payables:
  Fund shares redeemed .................................            1,250             1,425            11,558            11,977
  Securities purchased .................................           50,725              --             120,125              --
  Advisory fees ........................................            5,235             8,027             6,939             8,952
  Administration fees ..................................            1,911             1,911             1,911             1,911
  Distribution fees ....................................           21,858            25,336            24,786            25,420
Accrued expenses .......................................           19,111            18,195            19,848            17,580
                                                             ------------      ------------      ------------      ------------
TOTAL LIABILITIES ......................................        5,565,593         7,603,053         4,716,576         3,193,417
                                                             ------------      ------------      ------------      ------------
NET ASSETS .............................................     $ 19,003,975      $ 22,486,224      $ 20,451,999      $ 21,867,402
                                                             ============      ============      ============      ============
Number of shares, $0.01 par value,
  issued and outstanding
  (unlimited shares authorized) ........................        1,154,635         1,032,610           701,483           595,854
                                                             ============      ============      ============      ============
NET ASSET VALUE PER SHARE ..............................     $      16.46      $      21.78      $      29.16      $      36.70
                                                             ============      ============      ============      ============
MAXIMUM OFFERING PRICE PER SHARE*
  (NET ASSET VALUE DIVIDED BY 94.25%) ..................     $      17.46      $      23.11      $      30.94      $      38.94
                                                             ============      ============      ============      ============

COMPONENTS OF NET ASSETS
Paid in capital ........................................     $ 20,670,364      $ 22,799,661      $ 18,582,306      $ 18,228,472
Undistributed net investment income ....................             --                --                --              25,135
Accumulated net realized loss
  on investments .......................................       (3,684,179)       (3,358,081)       (2,180,317)         (527,384)
Net unrealized appreciation on:
  Investments ..........................................        2,017,790         3,044,644         4,050,010         4,141,179
                                                             ------------      ------------      ------------      ------------
Net assets .............................................     $ 19,003,975      $ 22,486,224      $ 20,451,999      $ 21,867,402
                                                             ============      ============      ============      ============


* Redemption price per share is equal to net asset value less any applicable sales charge.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              ROCHDALE INVESTMENT TRUST


STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 2003

                                                               Atlas          Dividend & Income     Intermediate Fixed
                                                             Portfolio            Portfolio          Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities at cost .....................       $ 31,918,871        $ 10,133,605        $ 29,945,334
                                                              ============        ============        ============
Investments in securities at value (Including
  $2,067,425, $0, and $1,217,868 of
  securities loaned, respectively) ....................       $ 40,047,652        $ 10,894,827        $ 30,216,093
Collateral from brokers on
  securities loaned ...................................                259                --                   153
Receivables:
  Securities sold .....................................            204,680              20,630                --
  Dividends and interest ..............................             39,431              42,273             401,407
  Fund shares sold ....................................               --               150,832              75,000
  Receivable from Advisor .............................             12,468                --                  --
  Prepaid expenses ....................................              4,021                 789               5,773
                                                              ------------        ------------        ------------
TOTAL ASSETS ..........................................         40,308,511          11,109,351          30,698,426
                                                              ------------        ------------        ------------
LIABILITIES
Payable upon return of securities loaned ..............          2,067,684                --             1,218,021
Cash overdraft ........................................                 20                --                  --
Foreign currency overdraft (Cost $173,704) ............            173,453                --                  --
Payables:
  Fund shares redeemed ................................             98,780                --                18,912
  Securities purchased ................................               --               229,858                --
  Advisory fees .......................................             30,603               3,373                 479
  Administration fees .................................              3,060               1,911               2,498
  Distribution fees ...................................             35,191               6,540              42,307
Payable for Thailand foreign tax ......................            307,094                --                  --
Accrued expenses and other liabilities ................             77,361              20,256              19,199
                                                              ------------        ------------        ------------
TOTAL LIABILITIES .....................................          2,793,246             261,938           1,301,416
                                                              ------------        ------------        ------------
NET ASSETS ............................................       $ 37,515,265        $ 10,847,413        $ 29,397,010
                                                              ============        ============        ============
Number of shares issued and
  outstanding (unlimited number of
  shares authorized, $0.01 par value) .................          1,260,286             462,024           1,095,971
                                                              ============        ============        ============

NET ASSET VALUE PER SHARE .............................       $      29.77        $      23.48        $      26.82
                                                              ============        ============        ============
MAXIMUM OFFERING PRICE PER SHARE*
  (NET ASSET VALUE DIVIDED BY 94.25%) .................       $      31.59        $      24.91        $      28.46
                                                              ============        ============        ============
COMPONENTS OF NET ASSETS
Paid in capital .......................................       $ 55,689,652        $ 12,606,223        $ 29,232,351
Undistributed net investment income ...................            168,502              44,808                --
Accumulated net realized loss
  on investments ......................................        (26,477,638)         (2,564,840)           (106,100)
Net unrealized appreciation on:
  Investments .........................................          8,128,781             761,222             270,759
  Foreign currency ....................................              5,968                --                  --
                                                              ------------        ------------        ------------
Net assets ............................................       $ 37,515,265        $ 10,847,413        $ 29,397,010
                                                              ============        ============        ============

* Redemption price per share is equal to net asset value less any applicable sales charge.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              ROCHDALE INVESTMENT TRUST


STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         Large Growth      Large Value       Mid/Small        Mid/Small
                                                           Portfolio        Portfolio     Growth Portfolio  Value Portfolio
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends ...................................            $   205,775      $   366,212      $    94,352      $   251,838
  Interest ....................................                  2,580            3,322            2,785            3,183
  Income from securities lending ..............                  3,957            4,454            4,802            3,714
                                                          ------------     ------------     ------------     ------------
Total income ..................................                212,312          373,988          101,939          258,735
                                                          ------------     ------------     ------------     ------------
Expenses
  Advisory fees ...............................                 77,672           89,189           84,738           86,519
  Fund accounting fees ........................                 27,933           30,868           31,519           37,715
  Administration fees .........................                 22,500           22,500           22,500           22,500
  12b-1 fees ..................................                 21,858           25,336           24,786           25,420
  Transfer agent fees .........................                 13,197           12,697           13,197           12,990
  Audit fees ..................................                 13,057           13,058           12,605           13,018
  Registration expense ........................                  6,188            5,221            7,066            5,206
  Reports to shareholders .....................                  3,500            3,495            4,856            4,358
  Miscellaneous ...............................                  3,314            3,175            2,486            3,760
  Custody fees ................................                  3,011            3,207            3,586            3,393
  Trustee fees ................................                  2,978            2,978            2,528            2,978
  Legal fees ..................................                  1,805            2,415            2,404            2,511
  Insurance expense ...........................                  1,764            2,666            2,657            2,070
                                                          ------------     ------------     ------------     ------------
Total expenses ................................                198,777          216,805          214,928          222,438
Add: expenses recouped by Advisor .............                   --              6,166           13,865           11,162
Less: expenses waived and reimbursed ..........                 (4,598)            --               --               --
                                                          ------------     ------------     ------------     ------------
Net expenses ..................................                194,179          222,971          228,793          233,600
                                                          ------------     ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) ..................                 18,133          151,017         (126,854)          25,135
                                                          ------------     ------------     ------------     ------------

REALIZED AND UNREALIZED
  GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized gain (loss) on:
  Investments .................................               (275,000)        (533,786)         982,470        1,008,340
Net unrealized appreciation on:
  Investments .................................              3,499,492        4,758,508        4,222,670        4,743,154
                                                          ------------     ------------     ------------     ------------
Net realized and unrealized gain on
  investments and foreign currency ............              3,224,492        4,224,722        5,205,140        5,751,494
                                                          ------------     ------------     ------------     ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................            $ 3,242,625      $ 4,375,739      $ 5,078,286      $ 5,776,629
                                                          ============     ============     ============     ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            ROCHDALE INVESTMENT TRUST

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          Atlas           Dividend & Income     Intermediate Fixed
                                                        Portfolio              Portfolio         Income Portfolio
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends ......................................        $   695,417(1)         $   155,783         $    36,923
  Interest .......................................             22,052                  1,119           1,980,456
  Income from securities lending .................             18,465                    483               2,348
                                                         ------------           ------------        ------------
Total income .....................................            735,934                157,385           2,019,727
                                                         ------------           ------------        ------------
Expenses
  Advisory fees ..................................            300,774                 38,643             146,767
  12b-1 fees .....................................             35,191                  6,540              42,307
  Administration fees ............................             30,076                 22,500              36,690
  Fund accounting fees ...........................             21,887                 23,021              35,354
  Transfer agent fees ............................             20,845                 10,255              13,244
  Custody fees ...................................             18,473                  3,490              10,355
  Audit fees .....................................             13,914                  6,457              12,705
  Registration expense ...........................              8,238                  2,556               6,643
  Legal fees .....................................              3,588                    622               5,085
  Miscellaneous ..................................              3,154                  1,128               4,818
  Trustee fees ...................................              2,978                  2,489               2,978
  Insurance expense ..............................              2,537                    511               6,675
  Reports to shareholders ........................              1,698                    694               3,643
                                                         ------------           ------------        ------------
Total expenses ...................................            463,353                118,906             327,264
Less: expenses waived and reimbursed .............               --                  (44,015)             (6,061)
                                                         ------------           ------------        ------------
Net expenses .....................................            463,353                 74,891             321,203
                                                         ------------           ------------        ------------
NET INVESTMENT INCOME ............................            272,581                 82,494           1,698,524
                                                         ------------           ------------        ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized gain (loss) on:
  Investments ....................................            651,374                620,616             755,645
Foreign currency transactions ....................            (37,528)                  --                  --
Net unrealized appreciation
  (depreciation) on:
  Investments ....................................          9,081,727                847,238            (926,652)
  Foreign currency translations ..................              3,868                   --                  --
                                                         ------------           ------------        ------------
Net realized and unrealized gain (loss) on
  investments and foreign currency ...............          9,699,441              1,467,854            (171,007)
                                                         ------------           ------------        ------------
Net increase in net assets
  resulting from operations ......................        $ 9,972,022            $ 1,550,348         $ 1,527,517
                                                         ============           ============        ============
----------------
(1) Net of foreign tax withheld of $96,954.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
52

                            ROCHDALE INVESTMENT TRUST


STTEMENTS OF CHANGES IN NET ASSETS

                                                                  Large Growth                           Large Value
                                                                    Portfolio                             Portfolio
                                                        --------------------------------        --------------------------------
                                                             Year               Year               Year                Year
                                                             Ended              Ended              Ended               Ended
                                                           12/31/03            12/31/02           12/31/03            12/31/02
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss) .......................    $     18,133        $     (7,529)        $    151,017       $     80,461
Net realized loss on:
  Investments ......................................        (275,000)         (2,273,562)            (533,786)        (2,662,729)
Net unrealized appreciation
  (depreciation) on investments ....................       3,499,492          (1,555,389)           4,758,508         (1,038,263)
                                                        ------------        ------------         ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ........................       3,242,625          (3,836,480)           4,375,739         (3,620,531)
                                                        ------------        ------------         ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .......................         (18,133)               --               (151,017)           (80,790)
  From net realized gain ...........................            --                  --                   --                 --
  Return of capital ................................         (10,166)               --                (18,023)              --
                                                        ------------        ------------         ------------       ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................         (28,299)               --               (169,040)           (80,790)
                                                        ------------        ------------         ------------       ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ........................       7,706,418           9,153,274            9,373,026         11,632,928
  Proceeds from reinvestment of distribution .......          27,593                --                164,167             77,286
  Cost of shares redeemed ..........................      (5,188,913)         (2,877,456)          (5,981,766)        (2,886,607)
  Redemption fees ..................................           9,132               5,709               17,218             16,660
                                                        ------------        ------------         ------------       ------------
  Net increase in net assets
    resulting from share transactions ..............       2,554,230           6,281,527            3,572,645          8,840,267
                                                        ------------        ------------         ------------       ------------

TOTAL INCREASE IN NET ASSETS .......................       5,768,556           2,445,047            7,779,344          5,138,946

NET ASSETS
  Beginning of year ................................      13,235,419          10,790,372           14,706,880          9,567,934
                                                        ------------        ------------         ------------       ------------
  END OF YEAR ......................................    $ 19,003,975        $ 13,235,419         $ 22,486,224      $  14,706,880
                                                        ============        ============         ============      ============
CHANGE IN SHARES
  Shares sold ......................................         523,400             585,226              497,324            574,909
  Shares issued on reinvestment of distribution ....           1,710                --                  7,704              4,462
  Shares redeemed ..................................        (359,902)           (198,225)            (323,796)          (152,121)
                                                        ------------        ------------         ------------       ------------
  NET INCREASE .....................................         165,208             387,001              181,232            427,250
                                                        ============        ============         ============       ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            ROCHDALE INVESTMENT TRUST


STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Mid/Small                             Mid/Small
                                                                  Growth Portfolio                      Value Portfolio
                                                            ------------------------------        ------------------------------
                                                               Year                Year                Year             Year
                                                               Ended               Ended              Ended             Ended
                                                              12/31/03           12/31/02           12/31/03          12/31/02
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss) ........................     $   (126,854)     $   (108,541)       $     25,135      $      5,105
  Net realized gain (loss) on:
    Investments .......................................          982,470        (2,600,397)          1,008,340        (1,533,643)
  Net unrealized appreciation
    (depreciation) on investments .....................        4,222,670          (606,735)          4,743,154          (971,689)
                                                           -------------     -------------       -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........................        5,078,286        (3,315,673)          5,776,629        (2,500,227)
                                                           -------------     -------------       -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..........................             --                --                (5,105)             --
  From net realized gain ..............................             --                --                  --             (70,837)
                                                           -------------     -------------       -------------     -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................             --                --                (5,105)          (70,837)
                                                           -------------     -------------       -------------     -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...........................        8,558,015        11,428,614           7,688,703        11,841,328
  Proceeds from reinvestment of distribution ..........             --                --                 4,998            67,850
  Cost of shares redeemed .............................       (6,384,478)       (2,802,965)         (5,215,145)       (2,768,890)
  Redemption fees .....................................           12,600            14,905              13,930            13,669
  Net increase in net assets
    resulting from share transactions .................        2,186,137         8,640,554           2,492,486         9,153,957
                                                           -------------     -------------       -------------     -------------
TOTAL INCREASE IN NET ASSETS ..........................        7,264,423         5,324,881           8,264,010         6,582,893
                                                           =============     =============       =============     =============
NET ASSETS
  Beginning of year ...................................       13,187,576         7,862,695          13,603,392         7,020,499
  END OF YEAR .........................................     $ 20,451,999      $ 13,187,576        $ 21,867,402      $ 13,603,392
                                                           =============     =============       =============     =============

UNDISTRIBUTED NET INVESTMENT INCOME ...................     $       --        $       --          $     25,135      $      5,105
                                                           =============     =============       =============     =============
CHANGE IN SHARES
  Shares sold .........................................          347,330           443,133             258,860           379,561
  Shares issued on reinvestment of distribution .......             --                --                   138             2,540
  Shares redeemed .....................................         (252,019)         (123,832)           (170,952)          (98,164)
                                                           -------------     -------------       -------------     -------------
NET INCREASE ..........................................           95,311           319,301              88,046           283,937
                                                           =============     =============       =============     =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              ROCHDALE INVESTMENT TRUST


STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Atlas                             Dividend & Income
                                                                   Portfolio                              Portfolio
                                                         ---------------------------           --------------------------------
                                                            Year             Year                    Year           Year
                                                            Ended           Ended                   Ended          Ended
                                                          12/31/03         12/31/02                12/31/03       12/31/02
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss) ........................   $    272,581    $    194,537           $     82,494    $    (73,819)
Net realized gain (loss) on:
  Investments .......................................        651,374      (6,224,309)               620,616      (1,881,989)
  Foreign currency ..................................        (37,528)         (1,946)                  --              --
Net unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions .....................      9,085,595       2,489,055                847,238        (762,048)
                                                       -------------   -------------          -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................      9,972,022      (3,542,663)             1,550,348      (2,717,856)
                                                       -------------   -------------          -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........................       (216,626)       (277,720)               (37,686)           --
                                                       -------------   -------------          -------------   -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............       (216,626)       (277,720)               (37,686)           --
                                                       -------------   -------------          -------------   -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........................      7,761,727       4,234,946             10,047,687       1,166,388
  Proceeds from reinvestment of distribution ........        206,726         261,102                 34,766            --
  Cost of shares redeemed ...........................     (8,311,139)    (13,646,126)            (5,334,600)     (3,965,621)
  Redemption fees ...................................          4,273          17,341                  3,925           4,351
                                                       -------------   -------------          -------------   -------------
  Net increase (decrease) in net assets
    resulting from share transactions ...............       (338,413)     (9,132,737)             4,751,778      (2,794,882)
                                                       -------------   -------------          -------------   -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............      9,416,983     (12,953,120)             6,264,440      (5,512,738)

NET ASSETS
  Beginning of year .................................     28,098,282      41,051,402              4,582,973      10,095,711
                                                       -------------   -------------          -------------   -------------
  END OF YEAR .......................................   $ 37,515,265    $ 28,098,282           $ 10,847,413    $  4,582,973
                                                       =============   =============          =============   =============

UNDISTRIBUTED NET INVESTMENT INCOME .................   $    168,502    $    150,075           $     44,808    $       --
                                                       =============   =============          =============   =============

CHANGE IN SHARES
  Shares sold .......................................        304,551         170,633                464,565          45,930
  Shares issued on reinvestment of distribution .....          7,274          11,857                  1,565            --
  Shares redeemed ...................................       (343,854)       (574,804)              (258,700)       (176,821)
                                                       -------------   -------------          -------------   -------------
NET INCREASE (DECREASE) .............................        (32,029)       (392,314)               207,430        (130,891)
                                                       =============   =============          =============   =============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              ROCHDALE INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
                                                               Intermediate Fixed
                                                                Income Portfolio
                                                          -----------------------------
                                                             Year              Year
                                                             Ended            Ended
                                                            12/31/03         12/31/02
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ...............................   $  1,698,524    $  1,236,280
  Net realized gain on:
    Investments .......................................        755,645          16,598
  Net unrealized appreciation (depreciation) on:
    Investments .......................................       (926,652)      1,099,154
                                                          ------------    ------------
NET INCREASE IN NET
  ASSETS RESULTING FROM OPERATIONS ....................      1,527,517       2,352,032
                                                          ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..........................     (1,715,704)     (1,248,206)
  From net realized gain ..............................       (856,810)           --
  From return of capital ..............................       (151,295)           --
                                                          ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................     (2,723,809)     (1,248,206)
                                                          ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...........................     14,081,177      24,624,225
  Proceeds from reinvestment of distribution ..........      2,633,189       1,199,652
  Cost of shares redeemed .............................    (22,162,631)     (5,294,340)
  Redemption fees .....................................         43,089          29,426
                                                          ------------    ------------
  Net increase (decrease) in net assets
    resulting from share transactions .................     (5,405,176)     20,558,963
                                                          ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...............     (6,601,468)     21,662,789

NET ASSETS
  Beginning of year ...................................     35,998,478      14,335,689
                                                          ------------    ------------
  END OF YEAR .........................................   $ 29,397,010    $ 35,998,478
                                                          ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ...................   $       --      $     17,180
                                                          ============    ============
CHANGE IN SHARES
  Shares sold .........................................        499,192         904,949
  Shares issued on reinvestment of distribution .......         95,525          43,930
  Shares redeemed .....................................       (788,230)       (194,190)
                                                          ------------    ------------
NET INCREASE (DECREASE) ...............................       (193,513)        754,689
                                                          ============    ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              ROCHDALE INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Large                                              Large
                                                       Growth                                              Value
                                                      Portfolio                                          Portfolio
                                    ------------------------------------------------    -------------------------------------------
                                       Year       Year        Year     12/31/99(1)        Year        Year      Year     12/31/99(1)
                                      Ended      Ended       Ended       through         Ended       Ended      Ended     through
                                    12/31/03    12/31/02    12/31/01     12/31/00       12/31/03    12/31/01   2/31/01    12/31/00
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ........................ $   13.38   $   17.91   $   20.53   $   25.00    $   17.27   $   22.5    $   25.99   $   25.00
                                     =========   =========   =========   =========    =========   =========   =========   =========
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss) .......      0.02       (0.01)      (0.03)      (0.03)        0.15        0.12        0.07        0.06
Net realized and unrealized
  gain (loss) on investments .......      3.08       (4.53)      (2.60)      (4.44)        4.51       (5.33)      (3.44)       0.99
                                     ---------   ---------   ---------   ---------    ---------   ---------    ---------   ---------
Total from investment
  operations .......................      3.10       (4.54)      (2.63)      (4.47)        4.66       (5.21)      (3.37)       1.05
                                     ---------   ---------   ---------   ---------    ---------   ---------    ---------   ---------
LESS DISTRIBUTIONS:
From net investment income .........     (0.02)    --          --          --             (0.15)      (0.10)      (0.07)      (0.06)
From net realized gain .............   --          --          --          --           --          --          --          --
Return of capital ..................     (0.01)    --          --          --             (0.02)    --          --          --
Total distributions ................     (0.03)    --          --          --             (0.17)      (0.10)      (0.07)      (0.06)
Paid in capital from
  redemption fees (Note 2) .........      0.01        0.01        0.01     --              0.02        0.02        0.01     --

Net asset value,
  end of period .................... $   16.46   $   13.38   $   17.91   $   20.53    $   21.78   $   17.2    $   22.56   $   25.99
                                     =========   =========   =========   =========    =========   =========   =========   =========

Total return .......................     23.21%     (25.29)%    (12.76)%    (17.88)%      27.10%     (22.97)     (12.91)%      4.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions) ................ $   19.0    $   13.2    $   10.8    $    3.3     $   22.5    $   14.7    $    9.6    $    2.6

Portfolio turnover rate ............     38.72%      32.18%      45.16%      10.43%       62.52%      35.75%      40.60%      10.36%

RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
    Before fees waived
      and expenses
      absorbed/recouped ............      1.28%       1.23%       1.63%       6.95%        1.22%       1.22%       1.78%       7.87%
    After fees waived
      and expenses
      absorbed/recouped ............      1.25%       1.25%       1.25%       1.25%        1.25%       1.25%       1.25%       1.25%

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
    Before fees waived and expenses
      absorbed/recouped ............      0.09%      (0.04)%     (0.60)%     (6.18)%       0.88%       0.77%      (0.01)%    (6.03)%
    After fees waived
      and expenses absorbed/recouped      0.12%      (0.06)%     (0.22)%     (0.48)%       0.85%       0.74%       0.52%       0.59%

-----------------
(1) Inception of Portfolio.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            ROCHDALE INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Mid/Small                                      Mid/Small
                                                         Growth                                         Value
                                                        Portfolio                                      Portfolio
                                    ------------------------------------------------    -------------------------------------------
                                       Year        Year        Year      12/31/99(1)     Year        Year        Year   12/31/99(1)
                                       Ended       Ended       Ended       through      Ended      Ended       Ended      through
                                     12/31/03    12/31/02    12/31/01     12/31/00     12/31/03   12/31/02    12/31/01   12/31/00
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
  period ....................       $   21.76   $   27.41   $   29.58   $   25.00    $   26.79   $   31.36    $   29.86   $   25.00
                                    ---------   ---------   ---------   ---------    ---------   ---------    ---------   ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)            (0.18)      (0.18)      (0.14)      (0.09)        0.04        0.01         0.06        0.07
Net realized and
unrealized gain (loss) on
 investments ................            7.56       (5.49)      (1.92)       4.67         9.86       (4.47)        1.50        4.95
                                    ---------   ---------   ---------   ---------    ---------   ---------    ---------   ---------
Total from investment
 operations .................            7.38       (5.67)      (2.06)       4.58         9.90       (4.46)        1.56        5.02
                                    ---------   ---------   ---------   ---------    ---------   ---------    ---------   ---------
LESS DISTRIBUTIONS:
From net investment
income ......................             --         --           --          --         (0.01)        --         (0.06)      (0.07)
                                    ---------   ---------   ---------   ---------    ---------   ---------    ---------   ---------
From net realized gain ......             --         --         (0.11)        --           --        (0.14)       (0.01)      (0.09)
                                    ---------   ---------   ---------   ---------    ---------   ---------    ---------   ---------
Total distributions .........             --         --         (0.11)        --         (0.01)      (0.14)       (0.07)      (0.16)
                                    ---------   ---------   ---------   ---------    ---------   ---------    ---------   ---------
Paid in capital from
  redemption fees (Note 2) ..            0.02        0.02          --          --         0.02        0.03         0.01         --
                                    ---------   ---------   ---------   ---------    ---------   ---------    ---------   ---------
Net asset value,
  end of period .............       $   29.16   $   21.76   $   27.41   $   29.58    $   36.70   $   26.79    $   31.36   $   29.86

Total return ................           34.01%     (20.61)%     (6.94)%     18.32%       37.02%     (14.12)%       5.27%      20.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions) .........        $  20.5    $   13.2    $    7.9    $    2.1     $   21.9    $   13.6     $    7.0    $    1.8

Portfolio turnover rate .....           51.19%      38.26%      47.27%      93.32%       50.86%      40.06%       51.74%      58.74%

RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before fees waived
  and expenses
  absorbed/recouped .........            1.27%      1.27%        2.08%       9.80%        1.29%       1.25%        2.23%     10.80%
After fees waived
  and expenses
  absorbed/recouped .........            1.35%      1.35%        1.35%       1.35%        1.35%       1.35%        1.35%      1.35%

RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS:
Before fees waived
  and expenses
  absorbed/recouped .........           (0.67)%    (0.79)%      (1.57)%     (9.36)%       0.21%       0.14%       (0.60)%    (8.82)%
After fees waived
  and expenses
  absorbed/recouped .........           (0.75)%    (0.87)%      (0.84)%     (0.91)%       0.15%       0.04%        0.28%      0.63%


(1) Inception of Portfolio.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                               ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                                                  Atlas
                                                                                 Portfolio
--------------------------------------------------------------------------------------------------------------------------

                                                        Year     Year        4/1/01         Year    Year     6/29/98(1)
                                                       Ended     Ended      through        Ended    Ended      through
                                                     12/31/03   12/31/02   12/31/01(2)    3/31/01   3/31/00    3/31/99
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........................   $   21.74  $   24.37  $   26.06     $   37.83  $   30.52  $   25.00
                                                    ---------  ---------  ---------     ---------  ---------  ---------

Income from investment operations:
       Net investment income (loss)  ............        0.19       0.20       0.36          0.22      (0.11)   --
       Net realized and unrealized
       gain (loss) on investments ...............        8.01      (2.63)     (1.98)       (11.89)      8.76       5.52
                                                    ---------  ---------  ---------     ---------  ---------  ---------
Total from investment operations ................        8.20      (2.43)     (1.62)       (11.67)      8.65       5.52
                                                    ---------  ---------  ---------     ---------  ---------  ---------

LESS DISTRIBUTIONS:
       From net investment income ...............       (0.17)     (0.21)     (0.12)        (0.10)     (0.08)   --
       From net realized gain ...................     --         --         --            --           (1.26)   --
                                                    ---------  ---------  ---------     ---------  ---------  ---------
Total distributions .............................       (0.17)     (0.21)     (0.12)        (0.10)     (1.34)   --
                                                    ---------  ---------  ---------     ---------  ---------  ---------
Paid in capital from redemption
  fees (Note 2)  ................................     --            0.01       0.05       --         --         --
                                                    ---------  ---------  ---------     ---------  ---------  ---------
Net asset value, end of period ..................   $   29.77  $   21.74  $   24.37     $   26.06  $   37.83  $   30.52
                                                    =========  =========  =========     =========  =========  =========

Total return ....................................       37.76%     (9.92)%    (6.00)%(3)   (30.89)%    28.53%     22.08%(3)(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions) ....................................   $   37.5   $   28.1   $   41.0      $   60.8   $   62.8   $   10.1

Portfolio turnover rate .........................       54.68%     34.53%     42.12%(3)     71.99%     35.97%     22.90%(3)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
       Before fees waived and
       expenses absorbed/recouped ...............        1.54%      1.64%      1.46%(5)      1.32%      1.73%      7.79%(5)
       After fees waived and
       expenses absorbed/recouped ...............        1.54%      1.64%      1.46%(5)      1.37%      1.91%      1.61%(5)

RATIO OF NET INVESTMENT INCOME
       (LOSS) TO AVERAGE NET
       ASSETS:
Before fees waived and
       expenses absorbed/recouped ...............        0.91%      0.54%      0.82%(5)      0.69%     (0.63)%(6.26)%(5)
After fees waived and
       expenses absorbed/recouped ...............        0.91%      0.54%      0.82%(5)      0.74%     (0.81)%(0.08)%(5)


(1)    Inception of Portfolio.
(2) In 2001, the Portfolio changed its fiscal year-end from March to December (Note 1).
(3)    Not annualized.
(4)    Commencement of investment operations - October 2, 1998. (5) Annualized.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Intermediate Fixed
                                                 Dividend & Income                                        Income
                                                     Portfolio                                          Portfolio

                                ------------------------------------------------------    ------------------------------------------
                                  Year         Year     4/1/01          Year 6/1/99(1)        Year      Year    Year     12/31/99(1)
                                  Ended        Ended    through        Ended  through        Ended      Ended   Ended     through
                                 12/31/03    12/31/02  12/31/01(2)    3/31/01 3/31/00      12/31/03   12/31/02 12/31/01  12/31/00(3)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period .........   $  18.00     $  26.19  $  23.77     $  30.40  $  25.00     $  27.92  $  26.81  $  25.77  $  25.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment
income (loss) ...............       0.22        (0.29)    (0.29)       (0.45)    (0.13)        1.37      1.35      1.49      1.12

Net realized and
unrealized gain
(loss) on investments .......       5.37        (7.92)     2.75        (6.15)     5.53        (0.18)     1.08      1.00      0.67
Total from investment
operations ..................       5.59        (8.21)     2.46        (6.60)     5.40         1.19      2.43      2.49      1.79

LESS DISTRIBUTIONS:
From net investment
income ......................      (0.12)        --        --        --            --         (1.37)    (1.34)    (1.42)    (1.02)
From net realized gain ......       --           --       (0.06)       (0.06)      --         (0.82)      --      (0.03)     --
Return of capital ...........       --           --        --        --            --         (0.14)      --        --       --
Total distributions .........      (0.12)        --       (0.06)       (0.06)      --         (2.33)    (1.34)    (1.45)    (1.02)
Paid in capital from
redemption fees (Note 2) ....       0.01         0.02      0.02         0.03       --          0.04      0.02       --       --
Net asset value,
end of period ...............   $  23.48     $  18.00  $  26.19     $  23.77  $  30.40     $  26.82  $  27.92  $  26.81  $  25.77

Total return ................      31.15%      (31.27)%   10.42%(4)   (21.66)%   21.60%(4)     4.42%     9.37%     9.80%     7.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period (millions) ...........   $  10.8      $   4.6   $  10.0      $   9.8   $   8.6      $  29.4   $  36.0   $  14.3   $   2.6
Portfolio turnover rate .....     111.78%(5)    28.89%    52.46%(4)    95.97%    22.48%(4)   123.50%    46.93%    20.89%    40.95%

RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before fees
waived and
expenses absorbed ...........       2.54%        2.24%     1.98%(6)     1.96%     5.64%(6)     0.89%     0.88%     1.35%    11.24%
After fees
waived and
expenses absorbed ...........       1.60%        1.85%     1.85%(6)     1.85%     1.83%(6)     0.88%     0.70%     0.54%     0.00%

RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS:
Before fees
waived and
expenses absorbed ...........       0.82%       (1.37)%   (1.51)%(6)   (1.77)%   (5.11)%(6)    4.63%     4.98%     5.04%    (2.19)%
After fees
waived and
expenses absorbed ...........       1.76%       (0.98)%   (1.39)%(6)   (1.66)%   (1.30)%(6)    4.64%     5.16%     5.85%     9.05%

(1) Inception of Portfolio.
(2) In 2001, the Portfolio changed its fiscal year-end from March to December (Note 1).
(3) These amounts were restated in 2001.
(4) Not annualized.
(5) Prior to June 27, 2003, the Dividend & Income Portfolio operated as the Rochdale Alpha Portfolio, with a different objective and strategy, and as such experienced higher than normal turnover in 2003.
(6) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60

                              ROCHDALE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2003

NOTE 1 - ORGANIZATION

The, Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio, Rochdale Atlas Portfolio, Rochdale Dividend & Income Portfolio (formerly Rochdale Alpha Portfolio), and Rochdale Intermediate Fixed Income Portfolio (the "Portfolios") are diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Rochdale Investment Management LLC (the "Advisor") is the Advisor to the Portfolios.

The Rochdale Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, and Intermediate Fixed Income Portfolios commenced operations on December 31, 1999. The Rochdale Atlas Portfolio was established in June 1998. Initial outside investors purchased shares of the Portfolios on June 29, 1998. However, investment operations did not commence until October 2, 1998, for the Rochdale Atlas Portfolio. The Rochdale Dividend & Income Portfolio commenced operations on June 1, 1999. During 2001, the Board of Trustees of the Portfolios approved changing the fiscal year-end of the Dividend & Income and Atlas Portfolios from March 31 to December 31. Effective June 27, 2003, the Rochdale Alpha Portfolio was renamed the Rochdale Dividend & Income Portfolio, with a new investment objective and strategy.

The Rochdale Large Growth Portfolio is a large-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in growth-style equity securities of larger U.S. companies classified within growth industries within the S&P 500.

The Rochdale Large Value Portfolio is a large-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in value-style equity securities of larger U.S. companies classified within value industries within the S&P 500.

The Rochdale Mid/Small Growth Portfolio is a mid- and small-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in growth-style equity securities of U.S. companies classified within growth industries within the S&P 400 and 600 indices.

The Rochdale Mid/Small Value Portfolio is a mid- and small-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in value-style equity securities of U.S. companies classified within value industries within the S&P 400 and 600 indices.

The Rochdale Atlas Portfolio is a foreign equity fund with the investment objective of long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of select foreign developed and emerging countries that the Advisor has identified as attractive relative to other countries based on fundamental valuation, financial, and economic attributes.

The Rochdale Dividend & Income Portfolio is a dividend-paying equity securities fund. Its investment objective is significant income and, as a secondary focus, long-term capital appreciation. It seeks income primarily from a diversified portfolio of income-generating securities, including dividend-paying equity and fixed income securities.

The Rochdale Intermediate Fixed Income Portfolio is a fixed income fund with the investment objective of current income. It seeks to achieve its objective by investing primarily in debt instruments with the intention of holding them to maturity.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with accounting principles generally accepted in the United States of America.

                              ROCHDALE INVESTMENT TRUST

     A. SECURITY VALUATION. In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     B. SHARE VALUATION. Each Portfolio's share price (net asset value) is determined as of the close of the regular session of trading on the NASDAQ (normally 4:00 p.m., eastern time). The net asset value per share of each Portfolio is calculated by dividing the sum of the value of the securities held by the Portfolio plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Portfolio, rounded to the nearest cent. The Portfolios charge a redemption fee on shares redeemed or exchanged within 18 months of purchase and which were not subject to a sales charge at the time of purchas4e or to a contingent def4erred sales charge at the time of redemption. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Portfolio will retain the fee charged as paid-in capital and such fees become part of the Portfolio's daily net asset value ("NAV") calculations.

     C. FEDERAL INCOME TAXES. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required. The Large Growth, Large Value, Dividend & Income, and Intermediate Fixed Income Portfolios had net realized capital losses of approximately $40,000, $12,000, $4,000, and $77,000, respectively, during the period November 1, 2003, through December 31, 2003. These losses are treated for federal income tax purposes as arising during the Portfolios' tax year ending December 31, 2004. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders. At December 31, 2003, certain Portfolios had tax basis capital losses, which may be carried over to offset future capital gains. Such approximate losses expire as follows:


                                                              CAPITAL LOSSES EXPIRING IN:

          PORTFOLIO                                     2008      2009         2010         2011
          -----------------------------------------------------------------------------------------
          Rochdale Large Growth Portfolio          $     --   $  560,000   $ 2,161,000   $  894,000
          Rochdale Large Value Portfolio                3,000    145,000     2,031,000    1,161,000
          Rochdale Mid/Small Growth Portfolio            --       --         2,180,000      --
          Rochdale Mid/Small Value Portfolio             --       --           527,000      --
          Rochdale Atlas Portfolio                       --   20,066,000     6,105,000      --
          Rochdale Dividend & Income Portfolio           --      686,000     1,875,000      --


     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of securities sold is determined under the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the effective interest method.

                            ROCHDALE INVESTMENT TRUST

     E. FOREIGN CURRENCY. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     F. FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

     G. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses.

          The Dividend & Income, Large Value and Mid/Small Value Portfolios have made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders and, accord- ingly, a portion of the Fund's distributions may also be designated as a return of capital.

     H. OPTION WRITING. Each Portfolio may write (sell) covered call options and secured put options on securities and indices. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     I. LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Portfolio to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) a Portfolio may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with Portfolios' custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 102% of the market value of the loaned securities. Each Portfolio will limit the amount of its loans of portfolio securities to no more than 50% of its total assets.

                           ROCHDALE INVESTMENT TRUST

          At December 31, 2003, each Portfolio loaned equity securities having a fair value and received equity securities collateral for the loan as follows:

          PORTFOLIO                                     FAIR VALUE   COLLATERAL
          ----------------------------------------------------------------------
          Rochdale Large Growth Portfolio               $5,300,518  $5,465,503
          Rochdale Large Value Portfolio                 7,271,004   7,518,822
          Rochdale Mid/Small Growth Portfolio            4,294,871   4,531,409
          Rochdale Mid/Small Value Portfolio             3,004,424   3,127,577
          Rochdale Atlas Portfolio                       1,953,546   2,067,684
          Rochdale Intermediate Fixed Income Portfolio   1,189,897   1,218,021

     J. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     K. RECLASSIFICATIONS. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net asset value per share. For the year ended December 31, 2003, permanent differences in book and tax accounting have been reclassified to paid in capital, undistributed net investment income/(loss) and accumulated net realized gain/(loss) as follows:

                                                               INCREASE/     INCREASE/
                                                              (DECREASE)    (DECREASE)
                                                  INCREASE/  UNDISTRIBUTED ACCUMULATED
                                                 (DECREASE)       NET         NET
                                                  PAID IN     INVESTMENT   REALIZED
                                                  CAPITAL       INCOME   GAIN/(LOSS)
          -----------------------------------------------------------------------------
          Rochdale Large Growth Portfolio       $ (10,166)     $ 10,166    $ --
          Rochdale Large Value Portfolio          (18,023)       18,023      --
          Rochdale Mid/Small Growth Portfolio    (126,854)      126,854      --
          Rochdale Mid/Small Value Portfolio        --             --        --
          Rochdale Atlas Portfolio                  --          (37,528)  37,528
          Rochdale Dividend & Income Portfolio      --             --        --
          Rochdale Intermediate Fixed
              Income Portfolio                   (151,295)      151,295      --


     L. SHORT SALES. Each Portfolio may sell a security it does not own in anticipation of a decline in the value of that security. When the Portfolio sells securities short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain limited to the difference between the price at which the Portfolio sold the security short and the price the Portfolio pays to purchase the security to terminate the short sale, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. The Portfolio is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Portfolios are required by the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. For the year ended December 31, 2003, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $140,294 and $133,698, respectively for the Atlas Portfolio and $2,250 and $2,252, respectively for the Large Growth Portfolio.

     M. FOREIGN TAXES. The Atlas Portfolio is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Atlas Portfolio as a reduction of income. Gains realized upon disposition of Thailand securities held by the Atlas Portfolio are subject to capital gains tax in

                              ROCHDALE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2003 (CONTINUED)

          Thailand, payable prior to repatriation of sale proceeds. The tax is computed on gross realized gains. In addition, the Atlas Portfolio accrues a deferred tax liability for unrealized gains on Thailand securities. At December 31, 2003, the Atlas Portfolio had a deferred tax liability of $307,094.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Portfolios with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% from the Atlas Portfolio; 0.65%, effective September 1, 2003, from the Dividend & Income Portfolio; 0.50% from the Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios; and 0.40% from the Intermediate Fixed Income Portfolio, based upon the average daily net assets of each Portfolio.

The Portfolios are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Portfolios to the extent necessary to limit each Portfolio's aggregate annual operating expenses to a maximum of 1.25%, 1.25%, 1.35%, 1.35%, 1.95%, 1.35%, and 0.90% of average net assets for the Rochdale Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, Atlas, Dividend & Income, and Intermediate Fixed Income Portfolios, respectively. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolios' obligation may be subject to reimbursement by the Portfolios within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable limitations. For the year ended December 31, 2003, the Advisor has reimbursed for expenses in excess of the limit in the amounts of $4,598 for the Large Growth Portfolio, $44,015 for the Dividend & Income Portfolio and $6,061 for the Intermediate Fixed Income Portfolio. The Advisor has recouped for expenses previously reimbursed of $6,166 for the Large Value Portfolio, $13,865 for the Mid/Small Growth Portfolio, and $11,162 for the Mid/Small Value Portfolio.

At December 31, 2003, the cumulative amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

        Rochdale Large Growth Portfolio                         $ 30,378
        Rochdale Large Value Portfolio                            31,476
        Rochdale Mid/Small Growth Portfolio                       34,632
        Rochdale Mid/Small Value Portfolio                        37,611
        Rochdale Dividend & Income Portfolio                      96,208
        Rochdale Intermediate Fixed Income Portfolio             113,071

At December 31, 2003, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

PORTFOLIO                                                   MARCH 31, 2004
---------------------------------------------------------------------------
Rochdale Dividend & Income Portfolio .......................   $12,530

                                                                         DECEMBER 31,
                                                               ----------------------------
PORTFOLIO                                                        2004      2005      2006
-------------------------------------------------------------------------------------------
Rochdale Large Growth Portfolio ............................   $25,780       $--   $ 4,598
Rochdale Large Value Portfolio .............................    31,476      --        --
Rochdale Mid/Small Growth Portfolio ........................    34,632      --        --
Rochdale Mid/Small Value Portfolio .........................    37,611      --        --
Rochdale Dividend & Income Portfolio .......................    10,067    29,596    44,015
Rochdale Intermediate Fixed
  Income Portfolio .........................................    64,785    42,225     6,061

RIM Securities LLC, an affiliate of the Advisor, which serves as the distributor of the Trust's shares has advised the Trust that it retained net selling commission for the year ended December 31, 2003 as follows:

Portfolio                                                          2003
------------------------------------------------------------ --------------
Rochdale Atlas Portfolio ...................................      $ 168
Rochdale Dividend & Income Portfolio .......................      6,795
Rochdale Intermediate Fixed Income Portfolio ...............      3,319

The Portfolios have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolios may pay for distribution and related expenses up to an annual rate of 0.25% of each Portfolio's average

                              ROCHDALE INVESTMENT TRUST
net assets to RIM Securities LLC, an affiliate of the Advisor, as distributor. The amounts paid to the Distributor are as follows:

PORTFOLIO                                                    2003
-------------------------------------------------------------------
Rochdale Large Growth Portfolio                         $   21,858
Rochdale Large Value Portfolio                              25,336
Rochdale Mid/Small Growth Portfolio                         24,786
Rochdale Mid/Small Value Portfolio                          25,420
Rochdale Atlas Portfolio                                    35,191
Rochdale Dividend & Income Portfolio                         6,540
Rochdale Intermediate Fixed Income Portfolio                42,307

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolios; prepares reports and materials to be supplied to the trustees; monitors the activities of the Portfolios' custodian, transfer agent and accountants; coordinates the preparation and payment of Portfolio expenses and reviews the Portfolio's expense accruals. For its services, the Administrator receives a monthly fee from each Portfolio at a rate of 0.10% annually of average net assets, with a minimum annual fee per fund of $22,500.

RIM Securities LLC also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares.

During the year ended December 31, 2003, Rochdale Securities Corp. received $56,143 in brokerage fee commissions with respect to the Portfolios' portfolio transactions, which constituted 44% of the Portfolios' brokerage commissions during the fiscal year.

PORTFOLIO                                                COMMISSIONS
--------------------------------------------------------------------
Rochdale Large Growth Portfolio                          $  4,134
Rochdale Large Value Portfolio                             10,944
Rochdale Mid/Small Growth Portfolio                         6,888
Rochdale Mid/Small Value Portfolio                         10,755
Rochdale Atlas Portfolio                                   10,988
Rochdale Dividend & Income Portfolio                       11,609
Rochdale Intermediate Fixed Income Portfolio                  825

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor, Distributor, or Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the year ended December 31, 2003, are as follows:

PORTFOLIO                                         PURCHASES           SALES
--------------------------------------------------------------------------------
Rochdale Large Growth Portfolio               $    9,405,389     $    5,839,544
Rochdale Large Value Portfolio                    15,604,677         10,799,626
Rochdale Mid/Small Growth Portfolio               11,337,008          8,487,295
Rochdale Mid/Small Value Portfolio                12,177,747          8,617,152
Rochdale Atlas Portfolio                          18,327,982         14,851,622
Rochdale Dividend & Income Portfolio              10,295,581          5,394,985
Rochdale Intermediate Fixed Income Portfolio      43,967,327         48,561,215

                              ROCHDALE INVESTMENT TRUST

NOTE 5 - TAX INFORMATION

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                      LARGE           LARGE         MID/SMALL       MID/SMALL
                                                     GROWTH           VALUE          GROWTH           VALUE
                                                    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Cost of investments for tax purposes ..........   $ 22,550,917    $ 26,922,576    $ 21,077,244    $ 20,871,511
                                                  ------------    ------------    ------------    ------------
Gross tax unrealized appreciation .............      2,614,215       3,451,355       4,433,323       4,402,336
Gross tax unrealized depreciation .............       (626,314)       (412,998)       (383,313)       (261,157)
                                                  ------------    ------------    ------------    ------------
Net tax unrealized appreciation
  on investments ..............................      1,987,901       3,038,357       4,050,010       4,141,179
                                                  ------------    ------------    ------------    ------------
Net tax unrealized appreciation ...............   $  1,987,901    $  3,038,357    $  4,050,010    $  4,141,179
UNDISTRIBUTED NET INVESTMENT INCOME ...........           --              --              --            25,135
Capital loss carryforwards ....................     (3,614,519)     (3,339,876)     (2,180,317)       (527,384)
Post October losses ...........................        (39,771)        (11,918)           --              --
                                                  ------------    ------------    ------------    ------------
Total distributable earnings ..................   $ (1,666,389)   $   (313,437)   $  1,869,693    $  3,638,930
                                                  ============    ============    ============    ============

                                                                    DIVIDEND &    INTERMEDIATE
                                                      ATLAS           INCOME      FIXED INCOME
                                                    PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------
Cost of investments for tax purposes ..........   $ 32,225,963    $ 10,133,605    $ 29,974,238
                                                  ------------    ------------    ------------
Gross tax unrealized appreciation .............      8,204,151         809,768         577,105
Gross tax unrealized depreciation .............       (382,462)        (48,546)       (335,250)
                                                  ------------    ------------    ------------
Net tax unrealized appreciation
  (depreciation) on investments ...............      7,821,689         761,222         241,855
Net tax appreciation on derivatives
  and foreign-currency denominated
  assets and liabilities ......................          5,968            --              --
Mark to Market on PFIC ........................       (184,946)           --              --
                                                  ------------    ------------    ------------
Net tax unrealized appreciation ...............   $  7,642,711    $    761,222    $    241,855
UNDISTRIBUTED NET INVESTMENT INCOME ...........        353,446          44,808            --
Capital loss carryforwards ....................    (26,170,544)     (2,561,031)           --
Post October losses ...........................           --            (3,809)        (77,196)
                                                  ------------    ------------    ------------
Total distributable earnings ..................   $(18,174,387)   $ (1,758,810)   $    164,659
                                                  ============    ============    ============

                              ROCHDALE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2003 (CONTINUED)
The tax composition of dividends for the fiscal year ended December 31, 2003 (other than return of capital dividends for the fiscal) was as follows:

                                           ORDINARY         ORDINARY       LONG-TERM      LONG-TERM
                                            INCOME           INCOME         CAPITAL      CAPITAL GAINS
                                            TOTAL          PER SHARE      GAINS TOTAL      PER SHARE
--------------------------------------------------------------------------------------------------------
Large Growth Portfolio                   $   18,133         $   0.02      $     --           $--
Large Value Portfolio                       151,017             0.15            --            --
Mid/Small Growth Portfolio                     --                --             --            --
Mid/Small Value Portfolio                     5,105             0.01            --            --
Atlas Portfolio                             216,626             0.17            --            --
Dividend & Income Portfolio                  37,686             0.12            --            --
Intermediate Fixed Income Portfolio       2,007,640             1.65         564,874         0.54


The tax composition of dividends for the fiscal year ended December 31, 2002 (other than return of capital dividends for the fiscal year) was as follows:

                                          ORDINARY      ORDINARY      LONG-TERM    LONG-TERM
                                           INCOME        INCOME        CAPITAL   CAPITAL GAINS
                                           TOTAL       PER SHARE     GAINS TOTAL  PER SHARE
-----------------------------------------------------------------------------------------------
Large Growth Portfolio                   $     --       $  --       $     --      $  --
Large Value Portfolio                        80,790         0.10          --         --
Mid/Small Growth Portfolio                     --          --             --         --
Mid/Small Value Portfolio                    35,117         0.07      35,720        0.07
Atlas Portfolio                             277,720         0.21          --         --
Dividend & Income Portfolio                    --          --             --         --
Intermediate Fixed Income Portfolio       1,248,206         1.34          --         --


                              ROCHDALE INVESTMENT TRUST

                             TAX NOTICE (UNAUDITED)

Effective for the calendar year 2003, qualified dividends will be taxed at a lower rate for individual shareholders. 100% of the ordinary income dividends distributed by the Large Growth, Large Value and Dividend & Income Portfolios and 11.10% of the ordinary income dividends distributed by the Atlas Portfolio and applicable to qualifying dividends received after January 1, 2003 will qualify for the lower tax rate. The Funds plan to designate the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act. The actual percentage for the calendar year will be designated in the year-end tax statements.

For the fiscal year ended December 31, 2003 the Atlas Portfolio earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

                                          GROSS FOREIGN        FOREIGN
COUNTRY                                      INCOME            TAX PAID
--------------------------------------------------------------------------------
Canada                                     $   36,640         $   5,282
Hong Kong/China                               100,329              --
Japan                                          19,108             1,813
Mexico                                         68,319              --
Norway                                        170,555            25,583
Singapore                                      94,596            19,362
South Korea                                    43,986            10,106
Switzerland                                    38,558             5,785
Thailand                                       80,562             8,056
United Kingdom                                139,718            20,967
                                           ----------        ----------
                                           $  792,371        $   96,954

                              ROCHDALE INVESTMENT TRUST

NOTE 6 - TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including, general supervision and review of the investment activities of the Portfolios. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-245-9888.

                                                                                                             OTHER
                                     POSITION(S)     LENGTH                                                   DIRECTORSHIPS
                                     HELD WITH       OF TIME        PRINCIPAL OCCUPATION(S)                   HELD BY
NAME, ADDRESS, AND AGE               TRUST           SERVED         DURING THE PAST 5 YEARS                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Carl Acebes*                         Chairman        Since          Chief Investment Officer and              None
Rochdale Investment Trust            and Trustee     1998           Chairman of Rochdale Investment
570 Lexington Ave.                                                  Management
New York, NY 10022
Age: 56

Maxime C. Baretge                    Trustee         Since          President of P.A. Pommares                None
Rochdale Investment Trust                            1998           Agencies, S.A. (luxury goods
570 Lexington Ave.                                                  distribution)
New York, NY 10022
Age: 62

Jerry Roland                         Trustee         Since          Consultant, Credit Suisse-First           None
Rochdale Investment Trust                            2001           Boston, (securities & investment
570 Lexington Ave.                                                  banking)
New York, NY 10022
Age: 66

Garrett R. D'Alessandro*             President and   Since          President, Chief Executive Officer,       None
Rochdale Investment Trust            Secretary       1998           and Director of Research of
570 Lexington Ave.                                                  Rochdale Investment Management
New York, NY 10022
Age: 45

Jane Molbert*                        Treasurer       Since          Vice President, Finance, Rochdale         None
Rochdale Investment Trust                            2003           Investment Management
570 Lexington Ave.
New York, NY 10022
Age: 49

* Denotes Trustees who are "interested persons" of the Trust under the 1940 Act.

                              ROCHDALE INVESTMENT TRUST


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and
Board of Trustees of
Rochdale Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio, Rochdale Atlas Portfolio, Rochdale Dividend & Income Portfolio (formerly Rochdale Alpha Portfolio), and Rochdale Intermediate Fixed Income Portfolio, each a series of shares of beneficial interest of Rochdale Investment Trust, as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio, Rochdale Atlas Portfolio, Rochdale Dividend & Income Portfolio (formerly Rochdale Alpha Portfolio), and Rochdale Intermediate Fixed Income Portfolio as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

                                                            TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 7, 2004

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








                      This page intentionally left blank.

                                     ADVISOR

                       Rochdale Investment Management LLC
                              570 Lexington Avenue
                         New York, New York 10022-6837
                                 (800) 245-9888
                                        o
                                   DISTRIBUTOR
                               RIM Securities LLC
                              570 Lexington Avenue
                         New York, New York 10022-6837
                                 (800) 245-9888
                                        o
                                    CUSTODIAN
                            Union Bank of California
                        475 Sansome Street - 15th Floor
                         San Francisco, California 94111
                                        o
                                 TRANSFER AGENT
                           U.S. Bancorp Fund Services
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701
                                        o
                             INDEPENDENT ACCOUNTANTS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103





This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ROCHDALE INVESTMENT TRUST
570 Lexington Avenue
New York, NY 10022-6837 800-245-9888
www.rochdale.com

You can discuss your questions about the Portfolios, and request other information, including the Prospectus and Statement of Additional Information
(SAI), free of charge, by calling the Portfolios at 800-245-9888 or visiting our Web site at www.rochdale.com. The Prospectus and SAI provides detailed information about the Portfolios.

You can review and copy information about the Portfolios, including the Portfolios' Prospectus and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-0102 (1-202-942-8090). You may also send an e-mail to the publicinfo@sec.gov. You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.







(Rochdale Investment Trust's
SEC Investment Company Act
File number is 811-08685)

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

------------------- ---------------- ----------------------- -------------------
                    FYE  12/31/2003      FYE  12/31/2002     # of Hours spent in
                                                                 FYE 2003
------------------- ---------------- ----------------------- -------------------
Audit Fees                 $60,500          $60,000          Not applicable
Audit-Related Fees           None             None           Not applicable
Tax Fees                   $14,000          $16,000          Not applicable
All Other Fees               None             None           Not applicable
------------------- ---------------- ----------------------- -------------------

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (IF MORE THAN 50 PERCENT OF THE ACCOUNTANT'S HOURS WERE SPENT TO AUDIT THE REGISTRANT'S FINANCIAL STATEMENTS FOR THE MOST RECENT FISCAL YEAR, STATE HOW MANY HOURS WERE ATTRIBUTED TO WORK PERFORMED BY PERSONS OTHER THAN THE PRINCIPAL ACCOUNTANT'S FULL-TIME, PERMANENT EMPLOYEES.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

-------------------------------- ------------------------ --------------------
Non-Audit Related Fees           FYE  12/31/2003          FYE  12/31/2002
-------------------------------- ------------------------ --------------------

Registrant                       None                     None
Registrant's Investment Adviser  None                     None
-------------------------------- ------------------------ --------------------


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO. Filed herewith.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) ROCHDALE INVESTMENT TRUST

         By (Signature and Title)  /S/ GARRETT R. D'ALESSANDRO
                                  ----------------------------------------------
                                       Garrett R. D'Alessandro, President

         Date   MARCH 18, 2004
                --------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ GARRETT R. D'ALESSANDRO
                                    --------------------------------------------
                                        Garrett R. D'Alessandro, President

         Date  MARCH 18, 2004
              ---------------

         By (Signature and Title)*  /S/ JANE MOLBERT
                                    --------------------------------------------
                                        Jane Molbert, Treasurer

         Date  MARCH 18, 2004
              ---------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.